UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 29

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Each, a series of Aspiriant Trust

Annual Report

February 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.aspiriantfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971.

You may elect to receive all future reports in paper free of charge at any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Aspiriant Funds.

ASPIRIANT TRUST

TABLE OF CONTENTS

Letter to Shareholders	2
Growth of a $10,000 Investment and Performance	10
Summaries of Investments	14
Schedules of Investments	18
Statements of Assets and Liabilities	52
Statements of Operations	53
Statements of Changes in Net Assets	54
Financial Highlights	56
Notes to Financial Statements	60
Report of Independent Registered Public Accounting Firm	78
Other Information	80
Expense Examples	81
Trustees and Officers	83
Privacy Policy	85

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Letter to Shareholders

February 29, 2020

The Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund” or the “Fund”), returned 1.17% for the fiscal year ended February 29, 2020. Over the same period, Equity Allocation Fund’s benchmark, the MSCI ACWI Index (the “Benchmark”), returned 3.89%. While the Fund has slightly lagged its Benchmark return over the past three years (6.77% vs. 6.96%), it has done so with materially less risk, as measured by the annualized volatility of monthly returns over the same period. As of February 29, 2020, the Fund’s annualized three-year volatility was 9.02%, compared to 12.47% for the Benchmark.

During the one-year period ended February 29, 2020, U.S. equities, as measured by the S&P 500 Index (the “S&P 500”), returned 8.19% while international stocks, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, returned -0.57% and -1.88%, respectively. Relative performance was driven by the strong U.S. economy and corresponding strong U.S. dollar while international stocks experienced currency headwinds and the first surge of COVID-19 outbreaks that later moved to the U.S. Growth stocks continued to outperform value stocks as the economic expansion continued throughout most of the world.

Strategies with higher allocations to U.S. assets fared better than those with a higher allocation to foreign and specifically emerging market assets. GMO Quality Fund and the iShares Edge MSCI Min Vol Global ETF returned approximately 10.78% and 5.52% respectively, outperforming the Benchmark for the fiscal year ended February 29, 2020. Aperio Group, LLC and Acadian Asset Management LLC returned approximately -1.73% and 2.21%, respectively, underperforming the Benchmark for the fiscal year ended February 29, 2020.

The Fund’s performance was negatively affected by its exposure to emerging markets equities as trade, COVID-19 and U.S. dollar strength buffered emerging markets returns. The iShares Core MSCI Emerging Markets ETF and the iShares Edge MSCI Min Vol Emerging Markets ETF returned approximately -1.64% and -6.77%, respectively, for the fiscal year ended February 29, 2020.

As volatility has increased over the final month of the fiscal year and is not likely to dissipate until a vaccine for COVID-19 is developed, the Fund’s higher allocations to quality and low volatility managers, as well as the RIEF Strategic Partners Fund LLC, a long/short strategy, may protect a significant portion of the assets of the Fund compared to its Benchmark.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, asset allocation, investing in smaller companies with limited resources and the use of predictive models. Low volatility and quality investing may go in and out of favor which may cause the Fund to sometimes underperform other equity funds. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

3

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2020

Foreign securities, including depositary receipts, have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include counterparty, derivatives, focused investment, large shareholder, leverage and short sale risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It is not possible to invest directly in an index.

The S&P 500 Index is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in U.S. Dollars and include reinvested dividends. It is not possible to invest directly in an index.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. It is not possible to invest directly in an index.

The MSCI Emerging Markets Index captures large and mid-cap representation across 26 Emerging Markets (EM) countries. It is not possible to invest directly in an index.

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS

February 29, 2020

The Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund” or the “Fund”) returned 9.79% for the fiscal year ended February 29, 2020. Over the same period, Municipal Bond Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the “Benchmark”), returned 9.46%. The U.S. Federal Reserve’s easing throughout the year lead municipal bond markets to rally until the effects of COVID-19 began to be felt in the U.S. starting in mid-February.

Lower rated bonds continued to outperform higher rated bonds with high yield municipal bonds providing a return of 14.40%, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, for the one-year period ended February 29, 2020. The Fund’s allocation to high yield municipal bonds was decreased modestly throughout the year and the credit quality was also improved as the managers generally moved to a more neutral posture compared to the Benchmark. The Fund’s allocation to high yield municipal bonds were a positive contributor to its performance while allocations to higher rated securities and shorter term securities were a detractor to performance.

The Fund stayed approximately neutral to its Benchmark on interest rate sensitivity, or duration, throughout the year.

Over the last few weeks of the fiscal year, credit spreads have begun to widen between investment grade and high yield municipal bonds. The Adviser is watching this development and may move away from more passive strategies to active management if spreads continue to widen.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser, the sub-advisers or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The Fund is exposed to the same risks that are associated with investing in underlying municipal securities owned by the Fund. The Fund is subject to interest rate risk; as interest rates rise, bond prices generally fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Investments in securities of non-U.S. issuers or U.S. issuers with significant non-U.S. operations may present more risk. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

The use of derivatives involves substantial financial risks and transaction costs. Certain derivatives may be illiquid. The Fund’s use of inverse floaters may magnify the potential for losses. The Fund periodically engages in portfolio leverage and when doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2020

These and other risk considerations, such as preferred securities, call, counterparty, extension, defaulted securities, income, municipal lease obligations, political and economic, prepayment, restricted securities, tax, zero coupon bond risks, and, as a result of investing in underlying funds, short sale risk, are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market. It includes most investment-grade tax-exempt bonds that are issued by state and local governments. It is not possible to invest directly in an index.

The Bloomberg Barclays High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

6

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS

February 29, 2020

The Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund” or the “Fund”) returned 3.69% for the fiscal year ended February 29, 2020. Over the same period, the Fund’s benchmark, the HFRI Fund of Funds Composite Index (the “Benchmark”), returned 3.37%.

Core Diversifiers, global asset allocation strategies that invest across a wide range of financial markets and geographies, benefited from positive returns across most risk assets, equities in particular, and returned approximately 4.26% for the one-year period ended February 29, 2020. Alternative Diversifiers, investments in strategies with return patterns that are less sensitive to movements in traditional markets, provided an approximate return of 3.95% for the one-year period ended February 29, 2020.

On January, 1 2020, the Fund allocated to two additional private funds, Millennium International, Ltd. and Elliott Associates, L.P., both well-regarded managers with track records of over 20 years. Together with All Weather Portfolio Limited and D. E. Shaw Orienteer International Fund, L.P. they performed very well with a blended return of 13.06% for the fiscal year end February 29, 2020.

GMO Benchmark-Free Allocation Fund, hurt by its continued overweight to emerging markets, returned approximately 0.21% underperforming the Benchmark for the fiscal year ended February 29, 2020.

As volatility has increased over the final month of the fiscal year and is not likely to dissipate until a vaccine for COVID-19 is developed, the defensive positioning should help hedge a significant portion of the assets of the Fund compared to its Benchmark.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

7

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2020

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include alternative strategies, asset-backed and mortgage-backed securities, call, commodity, counterparty, covered calls and equity collars, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, interest rate, inverse floaters, large shareholder, leverage, preferred securities, prepayment, REIT and real estate, restricted securities, sector, short sale, small and mid-cap company and zero coupon bond risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 800 constituent hedge fund of funds that invest over a broad range of strategies.

8

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTER TO SHAREHOLDERS

February 29, 2020

The Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund” or the “Fund”) returned 9.02% for the fiscal year ended February 29, 2020. Over the same period, Taxable Bond Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”), returned 11.68%. Higher rated bonds outperformed corporate high yield issues as represented by the Bloomberg Barclays U.S. Corporate High Yield Index’s return of 6.10% for the fiscal year ended February 29, 2020.

The Fund’s core funds, which generally have strategies closer to the Benchmark, returned approximately 9.93% over the period ended February 29, 2020. While the Fund’s opportunistic funds, which have strategies distinct from the Benchmark, returned approximately 8.34% over the same period. The MetWest Total Return Bond Fund and the Vanguard Total Bond Market Index Fund returned approximately 11.78% and 11.86%, respectively, outperforming the Benchmark for the fiscal year ended February 29, 2020. The DoubleLine Total Return Bond Fund, PIMCO Income Fund, Vanguard High-Yield Corporate Fund and GMO Emerging Country Debt Fund returned approximately 8.62%, 6.14%, 8.09% and 8.63%, respectively, underperforming the Benchmark for the fiscal year ended February 29, 2020. Each held assets that are not generally part of the Benchmark and that detracted from performance as long dated Treasuries were the best performing asset class for the period.

The Fund’s allocations to its managers remained stable over the course of the period, and there were no additions or subtractions to the managers. As volatility has increased due to the COVID-19 pandemic and is not likely to dissipate until a vaccine is developed, we continue to manage the Fund’s allocations to preserve capital while looking for opportunities presented by the volatility.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

9

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2020

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include asset and mortgage-backed securities, call, counterparty, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, inflation index bond, interest rate, large shareholder, leverage, preferred securities, prepayment, restricted securities, sector, short sale and zero coupon bond risks. Further information about these and other risk considerations are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. It is not possible to invest directly in an index.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an uninvestable, unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. It is not possible to invest directly in an index.

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Growth of a $10,000 Investment and Performance

February 29, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

Total Returns as of February 29, 2020	1 Year	5 Year	Annualized Since Inception*
Aspiriant Risk-Managed Equity Allocation Fund
Advisor Shares	1.17%	5.06%	5.87%
MSCI ACWI Index (1)	3.89%	5.55%	7.52%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% through June 30, 2020. Effective November 7, 2019, the Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.04% through June 30, 2020. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business April 4, 2013 (commencement of operations) through February 29, 2020.

(1)

The MSCI ACWI Index, which captures large and mid cap representation, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 29, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in Shares made as of the close of business on July 1, 2015 (Commencement of the Fund’s Operations).

Total Returns as of February 29, 2020	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Municipal Fund	9.79%	4.53%
Bloomberg Barclays Municipal Bond Index (1)	9.46%	4.44%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% through June 30, 2020. Effective November 7, 2019, the Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through June 30, 2020. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business July 1, 2015 (commencement of operations) through February 29, 2020.

(1)

The Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

12

ASPIRIANT DEFENSIVE ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 29, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on December 14, 2015 (Commencement of the Fund’s Operations).

Total Returns as of February 29, 2020	1 Year	Annualized Since Inception*
Aspiriant Defensive Allocation Fund	3.69%	3.22%
HFRI Fund of Funds Composite Index (1)	3.37%	2.48%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

Effective November 7, 2019, the Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.01% through June 30, 2020. This arrangement may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business December 14, 2015 (commencement of operations) through February 29, 2020.

(1)	The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

13

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 29, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on March 29, 2018 (Commencement of the Fund’s Operations).

Total Returns as of February 29, 2020	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund	9.02%	5.77%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	11.68%	7.30%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% through June 30, 2020. Effective November 7, 2019, the Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through June 30, 2020. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business March 29, 2018 (commencement of operations) through February 29, 2020.

(1)

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	6.2%
Communications	4.8%
Technology	4.3%
Health Care	3.7%
Consumer Staples	3.5%
Utilities	3.1%
Consumer Discretionary	2.6%
Materials	1.1%
Other	0.9%
Total Common Stocks	30.2%
Exchange-Traded Funds	25.7%
Open-End Mutual Fund	20.5%
Preferred Stock	0.1%
Private Fund	12.2%
Short-Term Investments	20.1%
Total Investments	108.8%
Liabilities in excess of other assets	(8.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	11.8%
Medical	9.7%
General Obligation	6.1%
Transportation	5.2%
Development	4.8%
Education	4.5%
Water	3.6%
Airport	3.6%
Higher Education	2.4%
School District	2.3%
Tobacco Settlement	1.5%
Housing	1.4%
Multifamily Housing	1.2%
Other	4.2%
Total Municipal Bonds	62.3%
Closed-End Mutual Funds	0.6%
Open-End Mutual Fund	19.2%
Private Funds	12.9%
Short-Term Investment	4.7%
Total Investments	99.7%
Other assets less liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	52.7%
Global Macro	2.1%
Managed Futures	2.0%
Total Open-End Mutual Funds	56.8%
Exchange-Traded Funds
Global Allocation	3.3%
Real Asset	3.1%
Total Exchange-Traded Funds	6.4%
Private Funds
Global Allocation	12.3%
Merger Arbitrage	8.5%
Multi-Strategy	2.1%
Total Private Funds	22.9%
Short-Term Investment	14.1%
Total Investments	100.2%
Liabilities in excess of other assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	92.9%
Foreign	2.4%
Total Open-End Mutual Funds	95.3%
Short-Term Investment	4.2%
Total Investments	99.5%
Other assets less liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS — 30.2%
	AUSTRALIA — 0.2%
47,500	Bendigo and Adelaide Bank Ltd.[1]	$286,808
62,226	Dexus - REIT	495,705
34,059	Evolution Mining Ltd.	89,037
64,087	Newcrest Mining Ltd.	1,051,282
1,635	Tribune Resources Ltd.	5,688
14,302	Wesfarmers Ltd.	382,792
		2,311,312
	AUSTRIA — 0.0%[2]
1,172	Agrana Beteiligungs A.G.*	22,855
7,633	EVN AG	128,222
235	Oberbank A.G.	24,905
13,047	UNIQA Insurance Group A.G.	117,294
885	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	21,524
		314,800
	BELGIUM — 0.2%
2,800	Ageas	130,281
15,142	Colruyt S.A.	702,343
15,463	Proximus SADP	384,023
11,339	UCB S.A.	1,049,832
		2,266,479
	BERMUDA — 0.6%
34,077	Arch Capital Group Ltd.*	1,377,733
5,929	Asian Growth Properties Ltd.*	80
14,636	Assured Guaranty Ltd.	597,295
8,000	CK Infrastructure Holdings Ltd.	55,048
5,595	Credicorp Ltd.	1,014,206
5,896	Everest Re Group Ltd.	1,461,501
2,383	Genpact Ltd.	91,650
240,679	Hongkong Land Holdings Ltd.	1,193,489
960	Ocean Wilsons Holdings Ltd.	10,751
122,000	Public Financial Holdings Ltd.	43,375
7,321	RenaissanceRe Holdings Ltd.	1,247,498
6,000	Wing On Co. International Ltd.	16,686
		7,109,312
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	155,064
106,725	Telefonica Brasil S.A. - ADR[1]	1,273,229
		1,428,293
	CANADA — 1.4%
4,984	Agnico Eagle Mines Ltd.[1]	236,890

Number of Shares		Value
	COMMON STOCKS (Continued)
	CANADA (Continued)
8,200	Alamos Gold, Inc. - Class A	$47,712
22,900	ATCO Ltd.	854,410
21,131	Bank of Montreal	1,435,249
38,824	Bank of Nova Scotia[1]	2,032,436
40,200	Barrick Gold Corp.[1]	765,408
25,001	BCE, Inc.	1,108,294
1,500	Calian Group Ltd.	50,076
32,300	Centerra Gold, Inc.*	204,063
4,900	Emera Inc.[1]	206,477
29,900	Fortis, Inc.[1]	1,210,034
28,148	Franco-Nevada Corp.	3,025,910
14,058	George Weston Ltd.	1,058,343
37,636	Kinross Gold Corp.*	188,933
6,852	Magna International, Inc.	313,959
17,900	National Bank of Canada	930,440
27,052	Royal Bank of Canada[1]	2,014,410
3,000	SSR Mining, Inc.*	46,936
13,156	Toronto-Dominion Bank[1]	678,981
		16,408,961
	CHILE — 0.1%
35,706	Banco de Chile - ADR	645,207
42,388	Enel Americas S.A. - ADR	364,537
		1,009,744
	CHINA — 0.3%
1,156,000	Bank of China Ltd. - Class H	461,984
36,850	China Construction Bank Corp. - ADR	599,549
100	China Telecom Corp. Ltd.	38
3,260	China Telecom Corp. Ltd. - ADR	123,456
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,665,981
		2,851,008
	COLOMBIA — 0.0%[2]
1,338	Bancolombia S.A. - ADR	63,528

	CURACAO — 0.0%[2]
3,552	Retail Holdings N.V.	6,909

	DENMARK — 0.5%
9,920	Carlsberg A/S - Class B	1,311,997
9,221	Coloplast A/S - Class B	1,237,877

19

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	DENMARK (Continued)
5,130	Demant A/S*	$157,105
35,408	Novo Nordisk A/S - ADR	2,058,267
7,059	Pandora A/S	318,096
		5,083,342
	FINLAND — 0.0%[2]
1,821	Fortum OYJ	38,889
1,123	Kesko OYJ - B Shares	76,527
1,022	Olvi OYJ	41,414
		156,830
	FRANCE — 0.4%
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	40,085
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	21,024
18,103	Cie Generale des Etablissements Michelin	1,940,039
37,195	Engie S.A.	621,120
438	Gaumont S.A.	55,606
171	Laurent-Perrier	15,538
542	L’Oreal S.A.	145,681
5,619	NetGem S.A.	6,655
255	Pernod Ricard S.A.	41,584
768	PSB Industries S.A.	14,659
369	Societe Fonciere Lyonnaise S.A. - REIT	31,715
31,868	Veolia Environnement S.A.	918,147
2,946	Veolia Environnement S.A. - ADR	84,197
213	Voyageurs du Monde	21,721
		3,957,771
	GERMANY — 0.3%
7,890	Allianz S.E. - ADR*	169,398
45,867	Deutsche Telekom A.G.	751,370
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,248,948
1,191	MVV Energie A.G.	37,166
3,558	Talanx A.G.	158,932
168,628	Telefonica Deutschland Holding A.G.	443,693
		2,809,507
	GUERNSEY — 0.4%
70,636	Amdocs Ltd.	4,503,045

	HONG KONG — 1.4%
52	AIA Group Ltd.	521

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
2,000	Allied Group Ltd.	$9,878
72,500	Beijing Enterprises Holdings Ltd.	308,617
69,500	BOC Hong Kong Holdings Ltd.	243,231
56,000	China Merchants Port Holdings Co., Ltd.	83,222
924,500	China Mobile Ltd.	7,357,739
972,000	China Unicom Hong Kong Ltd.	781,067
64,000	Chinney Investments Ltd.	17,367
113,500	CLP Holdings Ltd.	1,199,300
5,314	CNOOC Ltd. - ADR[1]	735,086
42,910	Hang Seng Bank Ltd.	904,994
13,000	Harbour Centre Development Ltd.	16,983
435,000	HK Electric Investments and HK Electric Investments Ltd.[3]	437,511
1,128,000	HKT Trust and HKT Ltd.[3]	1,698,366
60,000	Hon Kwok Land Investment Co., Ltd.	21,296
88,000	Link REIT	821,480
58	MTR Corp. Ltd.	331
132,500	Power Assets Holdings Ltd.	950,477
44,000	Shanghai Industrial Holdings Ltd.	78,320
25,000	Sun Hung Kai Properties Ltd.	361,335
490	Swire Pacific Ltd. - Class A	4,468
89,200	Swire Properties Ltd.	268,471
		16,300,060
	INDIA — 0.2%
18,296	Dr Reddy’s Laboratories Ltd. - ADR	734,767
87,492	Infosys Ltd. - ADR[1]	881,045
36,869	Wipro Ltd. - ADR	127,198
		1,743,010
	INDONESIA — 0.0%[2]
5,628	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	136,479

	IRELAND — 0.2%
4,271	Accenture PLC - Class A	771,300
1,448	Jazz Pharmaceuticals PLC*	165,912
10,854	Medtronic PLC	1,092,672
720	STERIS PLC	114,206
		2,144,090
	ISRAEL — 0.6%
11,616	Alony Hetz Properties & Investments Ltd.	190,565

20

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
101,424	Bank Hapoalim B.M.	$789,089
179	Bayside Land Corp. Ltd.	147,207
16,976	Check Point Software Technologies Ltd.*,1	1,762,109
2,488	Dor Alon Energy in Israel 1988 Ltd.	54,573
2,131	Elbit Systems Ltd.	314,344
13,220	Freshmarket Ltd.	31,254
446	Malam - Team Ltd.	86,024
6,868	Minrav Projects Ltd.	12,803
16,638	Mizrahi Tefahot Bank Ltd.	426,776
589	Neto ME Holdings Ltd.	31,433
17,771	Nice Ltd. - ADR*	2,911,423
2,308	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	128,598
2,916	Taro Pharmaceutical Industries Ltd.*,1	196,334
1,505	Victory Supermarket Chain Ltd.	23,626
		7,106,158
	ITALY — 0.2%
179,870	A2A S.p.A.	313,608
34,654	Assicurazioni Generali S.p.A.	625,551
98,852	Enel S.p.A.	829,684
30,621	Hera S.p.A.*	131,431
145,174	Iren S.p.A.	449,378
2,700	Orsero S.p.A.	18,327
		2,367,979
	JAPAN — 3.2%
13,200	ABC-Mart, Inc.	760,224
10,900	Aeon Hokkaido Corp.	77,330
2,200	Alps Logistics Co., Ltd.	14,971
35	Astellas Pharma, Inc.	549
1,400	Bandai Namco Holdings, Inc.	70,113
3,600	Biofermin Pharmaceutical Co., Ltd.	75,550
35,900	Bridgestone Corp.	1,189,749
1,400	Bull-Dog Sauce Co., Ltd.	14,475
227	Canadian Solar Infrastructure Fund, Inc.	240,747
1,600	Canare Electric Co., Ltd.	23,974
67	Canon, Inc.	1,686
5,500	Choushimaru Co., Ltd.	52,818
29,600	Chubu Electric Power Co., Inc.	385,612
400	Chugai Pharmaceutical Co., Ltd.	43,028
7,900	Chugoku Electric Power Co., Inc.	104,875

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
1,100	Daiichi Kensetsu Corp.	$17,103
2,800	Dainichi Co., Ltd.	15,570
1,500	Dairei Co., Ltd.	24,616
4,100	DCM HOLDINGS Co., Ltd.	37,179
1,200	Dynac Holdings Corp.	16,299
3,200	FamilyMart Co., Ltd.	69,745
26	Frontier Real Estate Investment Corp. - REIT	96,973
17,400	FUJIFILM Holdings Corp.	844,985
63	Fukuoka REIT Corp. - REIT	98,034
400	Fuso Pharmaceutical Industries Ltd.	6,486
2,586	Gourmet Kineya Co., Ltd.	24,021
1,100	Hakuyosha Co., Ltd.	26,000
32	Industrial & Infrastructure Fund Investment Corp. - REIT*	49,975
2,800	Isewan Terminal Service Co., Ltd.	20,294
15,000	Isuzu Motors Ltd.	140,339
10,000	Itochu Corp.	226,614
2,800	Itochu Techno-Solutions Corp.	78,426
71	Japan Excellent, Inc. - REIT	118,765
118	Japan Logistics Fund, Inc. - REIT	292,871
47,300	Japan Post Bank Co., Ltd.	417,651
128,000	Japan Post Holdings Co., Ltd.	1,112,370
53	Japan Rental Housing Investments, Inc. - REIT	48,099
5,700	Japan Tobacco, Inc.	112,689
300	JFE Container Co., Ltd.	11,164
3,335	Kakiyasu Honten Co., Ltd.	78,835
23,434	Kamigumi Co., Ltd.	452,194
1,000	Kao Corp.	72,775
500	Kato Sangyo Co., Ltd.	13,777
133,787	KDDI Corp.	3,779,960
62	Kenedix Retail REIT Corp. - REIT*	137,416
13,868	KFC Holdings Japan Ltd.	303,029
10,400	King Co., Ltd.	48,258
3,000	Kohsoku Corp.	28,955
5,000	Makita Corp.	169,463
705	Maxvalu Tokai Co., Ltd.	12,713
5,500	Medipal Holdings Corp.	100,063
1,000	Meiko Trans Co., Ltd.	10,202
900	Mitsubishi Shokuhin Co., Ltd.	21,665
7,700	Miyoshi Oil & Fat Co., Ltd.	70,440

21

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
846,900	Mizuho Financial Group, Inc.	$1,145,735
88	Mori Trust Sogo Reit, Inc. - REIT	149,445
1,000	Morishita Jintan Co., Ltd.	18,178
1,200	Morozoff Ltd.	51,172
19,200	MS&AD Insurance Group Holdings, Inc.	618,897
2,400	Nakayamafuku Co., Ltd.	10,244
14,100	Nichia Steel Works Ltd.	35,353
6,100	Nippon Flour Mills Co., Ltd.	90,434
3,700	Nippon Kanzai Co., Ltd.	61,322
217,000	Nippon Telegraph & Telephone Corp.	5,062,561
66,948	Nippon Telegraph & Telephone Corp. - ADR	1,558,549
5,800	Nissin Foods Holdings Co., Ltd.	456,535
2,900	Nissui Pharmaceutical Co., Ltd.	35,283
2,000	Nittobest Corp.	15,308
286,869	NTT DOCOMO, Inc.	7,765,227
20,833	NTT DOCOMO, Inc. - ADR	559,366
1,300	Okinawa Cellular Telephone Co.	46,952
2,000	Okinawa Electric Power Co., Inc.	34,325
31	Orix JREIT, Inc. - REIT	58,648
14,266	Otsuka Holdings Co., Ltd.	534,481
6,000	OUG Holdings, Inc.	131,636
1,492	Plant Co., Ltd.	6,209
53	Premier Investment Corp. - REIT	72,347
1,000	Resol Holdings Co., Ltd.	34,389
2,000	Rock Paint Co., Ltd.	14,005
1,400	S&B Foods, Inc.	50,339
5,900	Secom Co., Ltd.	467,905
40,000	Sekisui House Ltd.	784,618
4,000	Shimamura Co., Ltd.	265,273
1,234	Shin-Etsu Chemical Co., Ltd.	136,538
1,500	Showa Sangyo Co., Ltd.	41,084
92,800	Softbank Corp.*	1,219,164
242	Star Asia Investment Corp. - REIT	225,640
19,300	Sumitomo Mitsui Financial Group, Inc.	612,385
11,500	Sumitomo Rubber Industries Ltd.	119,342
14,041	Suntory Beverage & Food Ltd.	536,032
20,300	Tokyo Electric Power Co., Inc.*	77,031
600	Tokyu Recreation Co., Ltd.	25,062
39,000	Toppan Printing Co., Ltd.	681,991

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
42	Tosei Reit Investment Corp.	$46,696
6	Toyota Motor Corp.	394
1,437	Toyota Motor Corp. - ADR	187,888
14,500	Trend Micro, Inc.	719,595
100	Unicafe, Inc.	764
13	Unicharm Corp.	421
5,000	Weds Co., Ltd.	24,268
586	Yamaguchi Financial Group, Inc.	3,056
2,600	Yamazawa Co., Ltd.	35,054
2,100	Yomeishu Seizo Co., Ltd.	36,873
200	Yonkyu Co., Ltd.	2,948
1,742	Zensho Holdings Co., Ltd.	31,865
		37,160,541
	JERSEY — 0.2%
708,107	Centamin PLC	1,179,881
350,550	Highland Gold Mining Ltd.	953,297
		2,133,178
	NETHERLANDS — 0.5%
149,092	Fiat Chrysler Automobiles N.V.	1,878,653
34,843	Koninklijke Ahold Delhaize N.V.	814,012
10,135	Koninklijke Ahold Delhaize N.V. - ADR	237,260
72,029	NN Group N.V.	2,461,821
		5,391,746
	NEW ZEALAND — 0.2%
15,611	Arvida Group Ltd.	16,527
4,384	Briscoe Group Ltd.*	10,276
19,012	Contact Energy Ltd.	79,970
1,125	EBOS Group Ltd.	16,436
120,276	Genesis Energy Ltd.	230,434
227,190	Goodman Property Trust - REIT	330,207
23,400	Kathmandu Holdings Ltd.	44,816
97,334	Mercury NZ Ltd.	292,204
11,830	Oceania Healthcare Ltd.	8,356
4,632	PGG Wrightson Ltd.	6,746
52,325	Property for Industry Ltd.	81,918
24,994	Sanford Ltd.	111,232
302,950	Spark New Zealand Ltd.	861,835
45,654	Stride Property Group[3]	64,254
32,857	Trustpower Ltd.	130,716

22

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND (Continued)
30,318	Warehouse Group Ltd.	$40,933
		2,326,860
	NORWAY — 0.2%
436	AF Gruppen A.S.A.	7,878
27,446	Mowi A.S.A.	581,442
2,681	Olav Thon Eiendomsselskap A.S.A.	47,872
137,075	Orkla A.S.A.	1,165,888
41,184	Telenor A.S.A.	667,241
3,840	Yara International A.S.A.	140,984
		2,611,305
	PHILIPPINES — 0.0%[2]
14,471	PLDT, Inc. - ADR	274,949

	PORTUGAL — 0.0%[2]
134,387	REN - Redes Energeticas Nacionais SGPS S.A.	372,987

	SINGAPORE — 0.3%
25,000	DBS Group Holdings Ltd.	437,105
7,499	DBS Group Holdings Ltd. - ADR	521,705
22,600	Fraser and Neave Ltd.	26,298
17,600	Hotel Grand Central Ltd.*	14,784
44,500	Keong Hong Holdings Ltd.	13,400
8,000	Keppel Corp. Ltd.	36,921
235,003	Keppel Infrastructure Trust	88,245
39,324	Sheng Siong Group Ltd.	35,128
732,000	Singapore Telecommunications Ltd.	1,586,183
		2,759,769
	SOUTH KOREA — 0.0%[2]
21,221	SK Telecom Co., Ltd. - ADR	407,655

	SPAIN — 0.0%[2]
3,875	Endesa S.A.	99,711
1,851	Repsol S.A.	20,917
		120,628
	SWEDEN — 0.1%
5,312	Axfood A.B.	99,052
27,663	ICA Gruppen A.B.	1,035,778
5,731	Industrivarden A.B. - A Shares	133,366

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
4,787	L E Lundbergforetagen A.B. - B Shares	$198,571
		1,466,767
	SWITZERLAND — 1.4%
12,743	Alcon, Inc.*	779,383
1,255	Allreal Holding A.G.	268,804
26	Basellandschaftliche Kantonalbank	24,807
158	Berner Kantonalbank A.G.	36,986
6,892	BKW A.G.	591,287
10,762	Chubb Ltd.	1,560,813
6,065	Garmin Ltd.	536,085
1,400	Helvetia Holding A.G.	186,511
354	Intershop Holding A.G.	237,911
11,103	Nestle S.A.	1,142,563
7,504	Nestle S.A. - ADR	772,237
12,558	Novartis A.G.	1,056,420
4,401	Novartis A.G. - ADR	369,508
3,045	Pargesa Holding S.A.	224,465
125	Plazza A.G.	37,745
479	PSP Swiss Property A.G.	70,798
10,619	Roche Holding A.G.	3,414,367
5,960	Roche Holding A.G. - ADR	237,744
6,238	Sonova Holding A.G.	1,489,910
723	Swiss Life Holding A.G.	331,942
5,409	Swisscom A.G.	2,887,208
440	Zurich Insurance Group A.G.	170,382
2,010	Zurich Insurance Group A.G. - ADR[1]	77,586
		16,505,462
	TAIWAN — 0.7%
99,648	Chunghwa Telecom Co., Ltd. - ADR[1]	3,503,624
78,228	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,211,795
66,650	United Microelectronics Corp. - ADR	165,292
		7,880,711
	THAILAND — 0.0%[2]
2,941	Kasikornbank PCL - ADR	44,703

	UNITED KINGDOM — 1.5%
397,370	3i Group PLC	5,230,656
24,925	Amino Technologies PLC	40,746

23

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
6,844	Aptitude Software Group PLC	$41,857
55,704	Berkeley Group Holdings PLC	3,435,323
60,383	British American Tobacco PLC - ADR[1]	2,403,243
37,590	Britvic PLC	416,264
5,848	Burberry Group PLC	126,023
26,544	Carnival PLC	839,609
16,621	Diageo PLC	593,030
5,443	Eurocell PLC	17,754
11,477	Finsbury Food Group PLC	13,270
1,024	Harworth Group PLC	1,645
47,483	HSBC Holdings PLC - ADR[1]	1,594,004
13,159	Marshall Motor Holdings PLC	26,648
44,142	National Grid PLC	556,442
6,346	Palace Capital PLC	24,125
401,348	Petropavlovsk PLC*	96,054
5,302	RELX PLC	128,281
19,352	Royal Dutch Shell PLC - Class A - ADR[1]	852,069
17,713	Shoe Zone PLC	32,567
1,638	System1 Group PLC	3,927
16,133	Tate & Lyle PLC	147,109
1,801	Unilever PLC	96,822
		16,717,468
	UNITED STATES — 14.8%
524	1st Source Corp.	22,034
20,441	Aaron’s, Inc.[1]	803,945
7,272	Adtalem Global Education, Inc.*	224,487
56,139	Aflac, Inc.	2,405,556
494	ALLETE, Inc.	34,081
796	Allstate Corp.	83,779
1,044	Alphabet, Inc. - Class A*	1,398,177
349	Amazon.com, Inc.*	657,429
7,386	American Eagle Outfitters, Inc.[1]	95,132
7,842	American Electric Power Co., Inc.	699,977
17,403	American Financial Group, Inc.	1,608,386
23,492	American National Insurance Co.	2,310,673
1,144	America’s Car-Mart, Inc.*	117,569
586	Anika Therapeutics, Inc.*	24,471
12,159	Anthem, Inc.	3,125,957

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,951	Apollo Commercial Real Estate Finance, Inc. - REIT[1]	$161,206
10,035	Apple, Inc.	2,743,168
11,153	Archer-Daniels-Midland Co.	419,911
8,341	Associated Banc-Corp	141,213
127,732	AT&T, Inc.	4,498,721
417	Atmos Energy Corp.	43,055
4,354	Automatic Data Processing, Inc.	673,738
91	AutoZone, Inc.*	93,958
83,011	Avangrid, Inc.[1]	4,124,817
891	Avidbank Holdings, Inc.*	19,602
16,091	Avista Corp.	758,691
2,571	BancFirst Corp.	131,892
13,919	Bank of America Corp.	396,691
2,087	Bank of Hawaii Corp.[1]	155,315
1,917	Bank of Marin Bancorp	73,095
1,800	BankFinancial Corp.	20,412
6,902	Baxter International, Inc.	576,110
5,661	Baycom Corp.*	120,636
711	Becton, Dickinson and Co.	169,090
1,782	Benchmark Electronics, Inc.	48,435
431	Berkshire Hathaway, Inc.*	88,933
2,876	Biogen, Inc.*	886,930
1,736	Bio-Rad Laboratories, Inc. - Class A*	611,107
26,157	BlackRock TCP Capital Corp.	342,395
1,084	BOK Financial Corp.[1]	78,482
6,975	Brady Corp. - Class A	330,196
1,928	Bryn Mawr Bank Corp.	64,087
911	CACI International, Inc. - Class A*	223,213
3,037	Cathay General Bancorp[1]	93,479
12,946	CenterPoint Energy, Inc.	298,017
5,106	Central Pacific Financial Corp.	122,135
4,147	Cerence, Inc.*	90,031
492	Cerner Corp.	34,081
5,744	Chemed Corp.	2,398,809
10,734	Chemours Co.[1]	159,507
564	Chipotle Mexican Grill, Inc.*	436,299
5,174	Church & Dwight Co., Inc.	359,696
1,723	Churchill Downs, Inc.[1]	216,478
98,265	Ciena Corp.*	3,778,289

24

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,062	Cigna Corp.	$560,162
1,524	Cintas Corp.	406,512
132,105	Cisco Systems, Inc.	5,274,953
7,468	CIT Group, Inc.	296,554
3,045	Citizens Financial Group, Inc.	96,496
11,091	Citrix Systems, Inc.	1,146,698
17,148	CNA Financial Corp.[1]	713,014
20,660	Coca-Cola Co.	1,105,103
6,289	Colgate-Palmolive Co.	424,948
7,270	Columbia Sportswear Co.	591,051
28,856	Comcast Corp. - Class A	1,166,648
10,425	Commerce Bancshares, Inc.[1]	636,342
3,370	CommVault Systems, Inc.*	140,529
2,078	Computer Programs & Systems, Inc.	55,649
1,819	Comtech Telecommunications Corp.[1]	50,968
4,253	Consolidated Edison, Inc.	335,222
1,484	Copart, Inc.*	125,368
4,961	Corteva, Inc.	134,939
7,323	Costco Wholesale Corp.	2,058,789
28,931	Covetrus, Inc.*,1	321,423
2,322	CSG Systems International, Inc.[1]	102,748
5,557	Danaher Corp.	803,431
4,684	Darden Restaurants, Inc.	456,690
1,582	Deckers Outdoor Corp.*,1	274,952
7,346	Dell Technologies, Inc. - Class C*	297,219
31,342	Dolby Laboratories, Inc. - Class A	2,059,169
2,095	Dollar General Corp.	314,878
2,153	Dominion Energy, Inc.	168,322
10,595	DTE Energy Co.	1,183,143
28,688	Duke Energy Corp.	2,630,690
4,355	EchoStar Corp. - Class A*	152,077
8,003	Eli Lilly & Co.	1,009,418
1,025	Ellington Financial, Inc.	16,943
2,065	EMCOR Group, Inc.[1]	158,840
11,726	Encompass Health Corp.	877,574
6,122	Equity Commonwealth - REIT	192,598
1,034	ESSA Bancorp, Inc.	17,102
1,228	Estee Lauder Cos., Inc. - Class A	225,461
62,610	Evergy, Inc.	4,091,563
100,491	Exelon Corp.	4,332,167

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,786	Expeditors International of Washington, Inc.	$337,030
3,896	F5 Networks, Inc.*	467,325
603	Facebook, Inc. - Class A*	116,059
11,827	Fifth Third Bancorp	288,579
2,314	First Defiance Financial Corp.	55,339
2,407	First Financial Corp.	96,160
2,520	First Hawaiian, Inc.	60,354
1,277	First Northern Community Bancorp*	14,172
4,320	Flagstar Bancorp, Inc.	137,722
8,919	FLIR Systems, Inc.	378,790
17,400	Flowers Foods, Inc.[1]	374,622
4,605	FNB Corp.	46,464
20,081	Foot Locker, Inc.[1]	727,936
632	Gaming and Leisure Properties, Inc. - REIT	28,231
2,395	GCI Liberty, Inc.*	165,518
2,986	Genuine Parts Co.	260,499
17,088	Globe Life, Inc.[1]	1,583,374
710	Graham Holdings Co. - Class B	357,045
5,402	Granite Point Mortgage Trust, Inc. - REIT[1]	88,701
3,866	Hancock Whitney Corp.	129,511
1,321	Hanger, Inc.*	30,475
1,395	Hanover Insurance Group, Inc.	165,363
9,244	HarborOne Bancorp, Inc.*	92,394
607	Hasbro, Inc.	46,891
31,390	Hawaiian Electric Industries, Inc.	1,344,748
2,896	HCA Healthcare, Inc.	367,821
6,234	Herman Miller, Inc.[1]	213,452
3,702	Hill-Rom Holdings, Inc.[1]	355,577
6,395	Hilltop Holdings, Inc.	133,208
972	Hologic, Inc.*	45,801
8,402	Home Depot, Inc.	1,830,292
1,892	HomeStreet, Inc.	51,254
81,852	Hormel Foods Corp.[1]	3,405,043
5,204	Humana, Inc.	1,663,615
2,501	Independent Bank Corp.	48,945
122,152	Intel Corp.	6,781,879
3,379	Inter Parfums, Inc.	202,943
9,647	Interpublic Group of Cos., Inc.	206,060
823	J&J Snack Foods Corp.	132,355

25

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,416	John B Sanfilippo & Son, Inc.	$99,389
476	John Wiley & Sons, Inc. - Class A1	17,702
15,226	Johnson & Johnson	2,047,592
10,692	JPMorgan Chase & Co.	1,241,448
22,398	Juniper Networks, Inc.	475,286
6,138	Kearny Financial Corp.	66,966
396	Keurig Dr Pepper, Inc.[1]	11,040
6,973	KKR Real Estate Finance Trust, Inc. - REIT	136,950
4,672	Laboratory Corp. of America Holdings*	820,824
7,026	Lancaster Colony Corp.	1,014,905
3,770	Liberty Media Corp.-Liberty SiriusXM*	168,217
18,470	Lincoln National Corp.	838,353
1,768	Lockheed Martin Corp.	653,930
464	Loews Corp.	21,172
5,483	Lululemon Athletica, Inc.*	1,192,059
16,823	Macy’s, Inc.[1]	222,568
1,442	Marcus Corp.	38,530
499	Masimo Corp.*	81,502
3,965	Materion Corp.	179,773
2,186	MAXIMUS, Inc.	137,762
421	McCormick & Co., Inc.	61,546
7,071	McDonald’s Corp.	1,372,976
18,111	MDU Resources Group, Inc.	502,218
10,210	Merck & Co., Inc.	781,677
22,206	MetLife, Inc.	948,640
770	Mettler-Toledo International, Inc.*	540,309
143,214	MFA Financial, Inc. - REIT[1]	1,035,437
12,827	MGIC Investment Corp.	154,309
18,512	Microsoft Corp.	2,999,129
375	Monster Beverage Corp.*	23,404
3,597	Motorola Solutions, Inc.	595,950
2,159	Murphy USA, Inc.*	210,502
1,128	National HealthCare Corp.	83,709
6,043	National Instruments Corp.	243,412
1,052	NBT Bancorp, Inc.[1]	35,442
20,836	Newmont Corp.	929,911
48,591	News Corp.[1]	586,736
211	NextEra Energy, Inc.	53,332
5,192	NIKE, Inc. - Class B	464,061

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
23,989	Northwest Bancshares, Inc.	$333,207
319	NorthWestern Corp.	22,438
38	NVR, Inc.*	139,353
8,863	Omnicom Group, Inc.	614,029
318	ONE Gas, Inc.	26,121
3,598	Oracle Corp.	177,957
1,577	Otter Tail Corp.	76,658
5,910	Paychex, Inc.	457,907
1,935	PCSB Financial Corp.	35,527
744	Peoples Bancorp, Inc.	21,241
15,665	PepsiCo, Inc.	2,068,250
1,573	Perdoceo Education Corp.*	23,485
95,613	Pfizer, Inc.	3,195,387
14,475	Pinnacle West Capital Corp.	1,295,368
2,247	PNC Financial Services Group, Inc.	284,021
1,352	Portland General Electric Co.[1]	73,562
8,902	Prestige Consumer Healthcare, Inc.*	332,579
16,201	Procter & Gamble Co.	1,834,439
5,430	Progress Software Corp.	202,485
9,562	Provident Financial Services, Inc.[1]	191,049
11,699	Prudential Financial, Inc.	882,690
33,724	Public Service Enterprise Group, Inc.	1,730,378
2,934	Public Storage - REIT	613,558
797	QCR Holdings, Inc.	30,334
4,448	Quest Diagnostics, Inc.	471,755
12,984	Radian Group, Inc.	275,780
721	Raytheon Co.	135,952
500	Reading International, Inc.*	4,165
23,228	Realty Income Corp. - REIT	1,681,475
2,173	Reinsurance Group of America, Inc.	265,171
9,285	Reliance Steel & Aluminum Co.[1]	949,763
15,674	Republic Services, Inc.	1,414,736
2,143	ResMed, Inc.	340,651
12,590	Ribbon Communications, Inc.*	40,666
4,366	Robert Half International, Inc.	220,090
13,915	Royal Gold, Inc.	1,342,380
11,121	Scholastic Corp.	356,873
20	Seaboard Corp.	68,300
1,415	Southern Copper Corp.	47,615
14,053	Star Group LP	126,196
3,700	Starbucks Corp.	290,191

26

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
29,089	Starwood Property Trust, Inc. - REIT	$645,194
5,344	Stryker Corp.	1,018,513
1,160	Sykes Enterprises, Inc.*	36,749
7,363	Synopsys, Inc.*	1,015,579
18,282	Sysco Corp.	1,218,495
1,536	Target Corp.	158,208
3,144	Tech Data Corp.*	447,674
3,869	Texas Instruments, Inc.	441,608
21,912	TJX Cos., Inc.	1,310,337
27,996	Tootsie Roll Industries, Inc.[1]	898,112
5,074	Tractor Supply Co.	449,100
1,959	Travelers Cos., Inc.	234,708
13,632	TrustCo Bank Corp. NY	93,515
13,271	Trustmark Corp.[1]	356,990
20,289	U.S. Bancorp	942,221
13,066	Umpqua Holdings Corp.	201,086
1,604	United Community Banks, Inc.	39,731
4,121	UnitedHealth Group, Inc.	1,050,690
1,594	Universal Corp.[1]	78,664
8,770	Universal Health Services, Inc. - Class B	1,085,200
65,156	Urban Outfitters, Inc.*,1	1,531,818
5,766	USANA Health Sciences, Inc.*,1	381,133
5,676	Valero Energy Corp.	376,035
6,508	Varian Medical Systems, Inc.*	800,289
18,909	Verizon Communications, Inc.	1,024,111
217	Vertex Pharmaceuticals, Inc.*	48,614
5,958	Viavi Solutions, Inc.*	78,586
4,836	Visa, Inc. - Class A1	878,991
5,991	Voya Financial, Inc.[1]	315,366
1,161	W.R. Berkley Corp.	77,950
1,487	W.W. Grainger, Inc.	412,702
71,984	Walmart, Inc.	7,751,237
1,446	Walt Disney Co.	170,122
10,847	Washington Federal, Inc.	325,302
10,102	Waste Management, Inc.	1,119,403
939	WD-40 Co.[1]	161,968
2,132	WEC Energy Group, Inc.	196,848
34,736	Werner Enterprises, Inc.	1,167,130
239	Yum! Brands, Inc.	21,331
		169,775,233

Number of Shares		Value
	COMMON STOCKS (Continued)
	TOTAL COMMON STOCKS
	(Cost 291,637,243)	$346,028,579

	EXCHANGE-TRADED FUNDS — 25.7%
1,761,978	iShares Core MSCI Emerging Markets ETF	85,825,948
2,199,029	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	117,340,188
551,168	iShares Edge MSCI Min Vol Global ETF[1]	49,698,819
573,828	iShares MSCI ACWI ETF[1]	41,464,811

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 286,260,075)	294,329,766

	OPEN-END MUTUAL FUND — 20.5%
10,310,458	GMO Quality Fund - Class VI	234,872,233

	TOTAL OPEN-END MUTUAL FUND
	(Cost 219,019,495)	234,872,233

	PREFERRED STOCK — 0.1%
	GERMANY — 0.1%
25,551	Porsche Automobil Holding S.E.	1,592,226

	TOTAL PREFERRED STOCK
	(Cost 1,509,782)	1,592,226

	PRIVATE FUND — 12.2%
	RIEF Strategic Partners Fund LLC*	140,578,072
	TOTAL PRIVATE FUND
	(Cost 136,000,000)	140,578,072

	SHORT-TERM INVESTMENTS — 20.1%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 9.1%
	Collateral Investments[4]	104,421,628

27

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS — 11.0%
125,833,133	JPMorgan Prime Money Market Fund - Institutional Shares, 1.62%[5]	$125,896,049

	TOTAL SHORT-TERM INVESTMENTS
	(Cost 230,272,827)	230,317,677

	TOTAL INVESTMENTS — 108.8%
	(Cost 1,164,699,422)	1,247,718,553
	Liabilities in excess of other assets — (8.8)%	(100,669,822)

	TOTAL NET ASSETS — 100.0%	$1,147,048,731

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate fair value of these securities was $108,855,714.

[2]	Rounds to less than 0.05%.

[3]	Comprised of securities in separate entities or units of stapled securities that must be traded together.

[4]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[5]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS — 62.3%
	ALABAMA — 1.1%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 04/3/20201 2	$506,085
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,117,873
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	578,325
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,309,586
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	3,140,432
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,721,130
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,114,700
1,710,000	1.96% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,724,227
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[4]	551,494
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,490,881
		17,254,733
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 04/3/2020	1,201,668

	ARIZONA — 1.7%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,573,965
500,000	5.00%, 02/1/2043, Call 02/1/2023	541,465
	Arizona Industrial Development Authority
1,195,000	4.00%, 03/1/2027[4]	1,284,876
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	603,357
2,000,000	Arizona State University, 5.00%, 07/1/2042, Call 07/1/2026	2,444,200

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 6	$225,483
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	323,487
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,646,960
	City of Phoenix Civic Improvement Corp.
2,000,000	5.00%, 07/1/2038, Call 07/1/2028	2,554,360
1,000,000	4.00%, 07/1/2045, Call 07/1/2029	1,164,450
1,500,000	County of Pima, 4.00%, 07/1/2023	1,657,245
699,000	Eastmark Community Facilities District #1 5.20%, 07/1/2039, Call 07/1/2025[4]	741,604
	Industrial Development Authority of the City of Phoenix
375,000	7.00%, 07/1/2022, Call 07/1/2020	382,489
645,000	5.00%, 10/1/2036, Call 10/1/2026	764,448
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,075,360
	Industrial Development Authority of the County of Pima
285,000	7.00%, 01/1/2022	288,312
500,000	6.75%, 03/1/2034, Call 03/1/2024	529,845
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	361,114
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,074,890
	Maricopa County Industrial Development Authority
500,000	2.88%, 07/1/2021[4]	502,485
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	139,502
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,417,980
740,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	806,467
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,676,915
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	888,298
		27,669,557

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARKANSAS — 0.2%
$2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	$2,523,420

	CALIFORNIA — 5.4%
1,000,000	Bay Area Toll Authority, 2.40% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,052,970
	California Community Housing Agency
1,000,000	5.00%, 08/1/2049, Call 08/1/2029[4]	1,210,340
545,000	5.00%, 02/1/2050, Call 02/1/2030[4]	664,480
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 04/3/2020	1,010,650
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	191,148
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,700,860
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	210,524
500,000	7.00%, 06/1/2034, Call 06/1/2022	555,555
500,000	5.75%, 10/1/2034, Call 10/1/2021	514,655
905,000	5.00%, 10/1/2035, Call 10/1/2022	971,481
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,230,960
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	55,163
850,000	5.00%, 06/1/2046, Call 06/1/2026	988,244
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	1,128,860
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/2022 2 4	1,092,280
650,000	7.50%, 12/1/2039, Call 12/1/20292 4	541,911
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	804,545
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,420,350
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,139,900

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	$535,600
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	382,599
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,173,590
	California Statewide Communities Development Authority
435,000	5.25%, 12/1/2043, Call 06/1/2028[4]	524,745
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,309,018
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,155,580
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	975,732
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	717,658
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	231,390
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	578,290
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,099,240
1,000,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2047, Call 05/15/2027[2]	1,221,800
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	340,522
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	250,393
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,290,620
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	771,939
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,450,640
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,135,610
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,138,580
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,664,664
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,138,410

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	$1,165,160
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,067,330
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	542,470
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	484,815
	National City Community Development Commission
500,000	5.75%, 08/1/2021	536,345
500,000	7.00%, 08/1/2032, Call 08/1/2021	544,760
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032	150,000
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	257,832
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,932,300
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,414,660
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,135,860
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,411,240
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	508,865
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	819,342
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,240,950
1,855,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,159,999
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,235,860

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	San Francisco City & County Airport Commission-San Francisco International Airport
$2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	$3,217,075
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	3,000,575
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,497,940
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,054,280
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,463,930
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	344,133
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	544,355
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,134,357
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	566,370
500,000	6.25%, 07/1/2024	564,510
450,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	478,345
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,102,030
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	732,867
1,390,000	5.00%, 11/1/2033	1,909,916
1,500,000	State of California, 5.00%, 04/1/2028	1,976,970
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,090,570
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	110,029
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,083,330
		88,050,866

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO — 2.9%
$500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	$542,885
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	664,425
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,258,552
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	716,162
500,000	5.00%, 12/1/2043, Call 12/1/2023	548,720
	City & County of Denver Airport System Revenue
1,000,000	5.00%, 12/1/2035, Call 12/1/2028[2]	1,280,330
2,000,000	5.25%, 12/1/2043, Call 12/1/2028[2]	2,552,480
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 04/3/2020	500,295
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	578,055
550,000	4.75%, 04/1/2030, Call 04/1/2022	574,382
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,075,960
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	523,604
600,000	6.25%, 11/1/2040, Call 11/1/2020	614,556
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	114,445
500,000	4.00%, 10/1/2039, Call 10/1/2024	540,095
500,000	5.13%, 12/1/2039, Call 04/3/2020	500,700
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,176,070
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	606,940
500,000	5.00%, 06/1/2036, Call 06/1/2027	644,670
1,200,000	5.00%, 11/15/2039, Call 11/15/2029	1,550,880
500,000	8.00%, 08/1/2043, Call 02/1/2024	570,555
1,295,000	5.00%, 08/1/2044, Call 08/1/2029	1,612,275

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$2,000,000	5.00%, 05/15/2045, Call 05/15/2025	$2,296,840
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	559,270
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	542,230
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	599,105
550,000	5.00%, 12/1/2040, Call 12/1/2026	650,265
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,631,891
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	255,525
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	512,860
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	203,542
480,000	0.00%, 09/1/2030	391,598
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 04/3/2020	249,570
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,609,880
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,086,790
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	799,177
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,192,195
4,147	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	4,147
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,202,870
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,071,690

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	$1,133,752
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	526,367
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 07/15/2020	1,015,130
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,953,360
289,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	292,130
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	148,559
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	651,561
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,243,650
		46,570,990
	CONNECTICUT — 0.1%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 04/3/2020[2]	499,925
90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	111,347
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,174,680
		1,785,952
	DELAWARE — 0.2%
	Delaware State Economic Development Authority
1,000,000	6.75%, 09/1/2035, Call 03/1/2025[4]	1,104,340
900,000	5.00%, 08/1/2049, Call 08/1/2029	1,070,208
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,747,785
		3,922,333
	DISTRICT OF COLUMBIA — 1.1%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,126,370
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,829,370

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	$2,535,240
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,283,480
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,727,267
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,237,290
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	751,593
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	906,067
3,130,000	4.00%, 10/1/2044, Call 10/1/2029	3,694,402
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,275,800
		17,366,879
	FLORIDA — 4.5%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,563,365
915,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	949,825
870,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	907,175
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	111,679
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 04/3/2020	1,388,191
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	529,460
760,000	5.35%, 07/1/2029, Call 07/1/2020	772,213
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	105,621
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	565,325
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	580,597
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,797,693

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	$1,276,400
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	537,220
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,184,340
1,000,000	County of Broward Port Facilities Revenue, 4.00%, 09/1/2039, Call 09/1/2029[2]	1,159,190
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,831,632
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,816,155
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	2,020,801
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,739,290
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	202,629
65,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	65,406
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	815,160
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,118,840
500,000	8.50%, 06/15/2044, Call 06/15/2023	581,510
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	919,859
5,000,000	6.50%, 01/1/2049, Call 04/3/20201 2 4	5,166,700
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	567,275
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,099,930
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	525,600
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,079,060
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,992,605

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	$1,218,910
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,491,540
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,505,500
	Lake Ashton Community Development District
125,000	5.00%, 05/1/2025	132,625
405,000	5.00%, 05/1/2037, Call 05/1/2025	423,504
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,804,779
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	104,109
3,000,000	5.00%, 11/15/2049, Call 11/15/2026	3,589,890
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,500,020
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	992,755
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	96,860
385,000	5.00%, 05/1/2034, Call 05/1/2023	392,750
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 04/3/2020	1,503,075
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,152,600
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	698,695
320,000	5.25%, 09/15/2044, Call 09/15/2024	353,619
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	120,070
	Palm Beach County Health Facilities Authority

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$525,000	6.75%, 06/1/2024, Call 06/1/2022	$597,009
850,000	5.00%, 12/1/2031, Call 12/1/2024	1,009,758
500,000	5.00%, 11/1/2043, Call 11/1/2022	539,130
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	802,373
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	834,564
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,831,545
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,246,690
	South Miami Health Facilities Authority
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,107,567
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	2,010,723
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	111,947
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,405,080
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	158,863
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	522,176
		73,229,472
	GEORGIA — 1.4%
1,000,000	Appling County Development Authority, 2.40%, 01/1/2038[1]	1,000,930
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,518,885
500,000	2.25%, 10/1/2032[1]	513,510
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,119,880
1,000,000	3.00%, 11/1/2045[1]	1,034,450
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	611,105
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,046,310

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	$130,795
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,262,305
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	507,895
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,870,575
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	508,575
665,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2038, Call 07/1/2028	826,781
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	5,027,250
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,929,690
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/2/2020	617,598
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,665,925
		22,192,459
	GUAM — 0.1%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	558,510
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,135,080
450,000	5.63%, 07/1/2040, Call 07/1/2020	457,236
		2,150,826
	HAWAII — 0.3%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	537,600
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,564,820
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,240,470
		5,342,890

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO — 0.2%
	Idaho Health Facilities Authority
$300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	$326,412
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,291,472
	Idaho Housing & Finance Association
250,000	6.00%, 06/1/2038, Call 04/3/2020	250,585
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	443,697
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	491,339
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	664,457
		3,467,962
	ILLINOIS — 6.6%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,063,680
100,000	5.75%, 04/1/2034, Call 04/1/2027	124,221
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,259,750
180,000	5.00%, 04/1/2037, Call 04/1/2027	212,513
500,000	5.00%, 04/1/2038, Call 04/1/2028	597,870
500,000	5.25%, 12/1/2039, Call 12/1/2024	572,325
575,000	5.00%, 12/1/2042, Call 12/1/2022	625,169
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,467,432
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,352,857
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	962,180
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	616,135
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,905,675
680,000	Chicago Park District, 5.00%, 11/15/2024	784,700
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	510,045
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	3,011,950
	City of Chicago
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	1,045,110
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,031,630
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,169,530
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,999,728
500,000	5.50%, 01/1/2040, Call 01/1/2025	580,020
900,000	5.00%, 01/1/2041, Call 01/1/2022	968,787
1,000,000	City of Chicago IL, 5.00%, 01/1/2030	1,271,600

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	$1,097,950
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	768,740
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,350,130
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,175,120
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,029,340
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,059,120
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,551,450
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,222,800
570,000	3.90%, 11/1/2036, Call 11/1/2027	643,912
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	841,533
235,000	5.00%, 08/15/2026, Call 08/15/2020	239,402
465,000	5.00%, 08/15/2026, Call 08/15/2020	473,305
425,000	5.00%, 08/1/2027	520,867
500,000	5.00%, 08/1/2028, Call 08/1/2027	610,075
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,591,890
600,000	5.75%, 10/1/2032, Call 10/1/2022	650,094
670,000	5.00%, 03/1/2033, Call 03/1/2027	809,166
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,179,770
315,000	5.00%, 02/15/2034, Call 02/15/2027	390,786
500,000	5.00%, 03/1/2034, Call 03/1/2027	602,480
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,275,700
225,000	5.00%, 02/15/2037, Call 08/15/2027	266,474
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	2,021,271
550,000	5.00%, 09/1/2042, Call 09/1/2024	631,218
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,246,783
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,444,148
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,214,836

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$655,000	4.00%, 06/1/2047, Call 06/1/2022	$685,615
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,138,770
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,080,000
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030	250,000
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	506,864
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,156,750
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,233,150
	Metropolitan Pier & Exposition Authority
2,355,000	5.00%, 06/15/2050, Call 12/15/2029	2,890,032
530,000	5.00%, 06/15/2057, Call 12/15/2027	625,363
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	847,940
3,300,000	0.00%, 12/15/2030	2,689,599
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,719,856
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,326,862
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	532,420
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	819,889
3,000,000	5.00%, 06/1/2024	3,484,860
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,115,170
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,503,840
500,000	4.00%, 01/1/2038, Call 01/1/2030	591,310
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,223,680

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	State of Illinois
$1,000,000	5.00%, 11/1/2022	$1,101,160
500,000	5.00%, 03/1/2024, Call 03/1/2022	537,825
1,000,000	5.00%, 11/1/2025	1,199,530
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,707,240
1,000,000	5.00%, 11/1/2027	1,245,330
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,144,500
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	2,077,460
500,000	5.00%, 03/1/2037, Call 03/1/2022	533,285
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,151,210
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,679,820
105,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	107,781
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,262,040
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	670,959
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	417,219
250,000	0.00%, 01/1/2032	183,808
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,261,359
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,094,170
865,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	898,614
		106,736,547
	INDIANA — 1.0%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,324,176
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,073,330
	Indiana Finance Authority
710,000	6.00%, 12/1/2026, Call 06/1/2020	716,823
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,600,880
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,511,950

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	$1,638,338
1,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/1/2049, Call 02/1/2029	1,272,030
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,285,380
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	558,045
		15,980,952
	IOWA — 0.3%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,127,070
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,679,163
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	528,240
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 04/3/2020	808,520
410,000	5.38%, 06/1/2038, Call 04/3/2020	414,367
		5,557,360
	KENTUCKY — 0.9%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	238,672
2,600,000	5.00%, 01/1/2045, Call 07/1/2025	2,902,016
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,583,834
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	940,330
	Kentucky Public Energy Authority
1,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	1,807,520
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,220,367
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,782,420
1,000,000	4.00%, 12/1/2050, Call 03/1/2026[1]	1,166,560
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,220,340
		13,862,059
	LOUISIANA — 1.1%
1,170,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,280,705

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	$523,420
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,880,985
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	516,995
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,466,931
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,206,560
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,072,170
500,000	8.13%, 12/15/2033, Call 12/15/2023	546,300
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,184,810
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	981,173
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,694,616
1,500,000	New Orleans Aviation Board, 5.00%, 01/1/2048, Call 01/1/2027[2]	1,776,285
500,000	New Orleans Aviation Board, AGM, 5.00%, 10/1/2035, Call 10/1/2028	636,530
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,546,285
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,165,090
		17,478,855
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,982,542
700,000	5.00%, 07/1/2035, Call 07/1/2027	859,306
420,000	5.00%, 07/1/2040, Call 07/1/2020	425,485
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,929,495

38

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$500,000	Town of Rumford, 6.88%, 10/1/2026, Call 04/3/2020[2]	$506,085
		5,702,913
	MARYLAND — 1.6%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,097,725
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,850,160
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	1,187,800
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,560,250
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,781,824
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[4]	4,786,765
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,242,940
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	3,046,572
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,169,370
500,000	5.00%, 07/1/2045, Call 07/1/2025	579,725
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,540,940
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,421,380
1,000,000	5.00%, 05/1/2047, Call 05/1/2028	1,243,420
		26,508,871
	MASSACHUSETTS — 0.8%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	132,057
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,790,745
	Massachusetts Development Finance Agency
600,000	5.00%, 07/1/2034, Call 07/1/2027	732,666
2,000,000	5.00%, 07/1/2038[1]	2,313,740
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,122,920
150,000	4.00%, 06/1/2049, Call 06/1/2029	165,915

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Educational Financing Authority
$1,500,000	5.00%, 01/1/2021[2]	$1,549,830
300,000	5.50%, 01/1/2022, Call 03/16/2020	300,300
115,000	6.00%, 01/1/2028, Call 03/16/2020	115,106
1,000,000	5.00%, 07/1/2028[2]	1,274,060
1,000,000	5.00%, 07/1/2029[2]	1,294,780
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	222,476
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,239,590
1,000,000	Massachusetts Water Resources Authority, AGM, 5.25%, 08/1/2034	1,512,340
		13,766,525
	MICHIGAN — 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	564,620
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,272,457
685,000	5.00%, 05/1/2024	798,450
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,220,970
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	295,543
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 04/3/2020	273,573
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,930,885
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,322,357
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,824,508
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,926,825
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,181,410
500,000	5.00%, 07/1/2035, Call 07/1/2025	589,975
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,124,050
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,214,480
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,782,275
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,082,960

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	$1,666,746
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,145,170
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,652,680
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,079,160
935,000	Michigan State Housing Development Authority, 2.34% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 3	940,675
805,000	Michigan Strategic Fund, 7.00%, 12/1/2030, Call 12/1/20231 2 4	914,520
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	258,090
500,000	Summit Academy, 6.38%, 11/1/2035, Call 04/3/2020	500,585
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,394,820
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,879,740
		37,837,524
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	276,457
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	74,045
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,856,138
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,230,420
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,581,090
415,000	5.50%, 09/1/2043, Call 09/1/2020	424,329
490,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	526,441
		5,968,920

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSISSIPPI — 0.0%[5]
$500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	$535,860

	MISSOURI — 1.0%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	778,716
685,000	5.00%, 01/1/2032, Call 01/1/2028	882,616
350,000	5.00%, 01/1/2034, Call 01/1/2028	448,882
225,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 04/3/2020	225,682
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	761,722
445,000	5.00%, 10/1/2047, Call 10/1/2027	526,506
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	843,492
685,000	4.00%, 02/15/2039, Call 02/15/2029	800,292
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,201,865
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,226,910
350,000	4.00%, 11/15/2049, Call 11/15/2027	400,872
	Kansas City Industrial Development Authority
2,000,000	5.00%, 03/1/2039, Call 03/1/2029[2]	2,524,860
3,000,000	5.00%, 03/1/2046, Call 03/1/2029[2]	3,733,590
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,692,110
		16,048,115
	MONTANA — 0.1%
1,170,000	Montana Facility Finance Authority, 5.00%, 07/1/2031, Call 07/1/2028	1,411,535

	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,043,769
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,731,475
250,000	5.25%, 09/1/2037, Call 09/1/2022	274,872
		5,050,116

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA — 1.1%
$240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	$291,936
	County of Clark
2,500,000	5.00%, 6/1/2043, Call 6/1/2028	3,157,600
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,382,548
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,154,410
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,241,520
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,371,720
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,429,800
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	655,398
		17,684,932
	NEW HAMPSHIRE — 0.4%
500,000	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	617,150
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,414,360
215,000	5.00%, 08/1/2037, Call 02/1/2028	267,387
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,755,850
		7,054,747
	NEW JERSEY — 2.3%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	5,123,640
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	646,824
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,666,110
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,041,240
1,450,000	3.13%, 07/1/2029, Call 07/1/2027	1,477,825
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,070,930
100,000	5.00%, 07/15/2032, Call 07/15/2027	119,820
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,215,090
500,000	5.00%, 07/1/2033, Call 07/1/2027	608,115

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	$307,871
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,051,943
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	383,663
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,153,400
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 04/3/2020	501,805
1,175,000	New Jersey Health Care Facilities Financing Authority, AGM, 5.00%, 07/1/2046, Call 07/1/2025	1,353,612
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.00%, 12/1/2025[2]	1,207,840
1,000,000	5.00%, 12/1/2027	1,285,240
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	633,210
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	956,343
1,195,000	4.00%, 12/1/2048, Call 06/1/2028[2]	1,337,707
4,470,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,753,756
	New Jersey Transportation Trust Fund Authority
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,311,982
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,501,940
805,000	5.00%, 06/15/2044, Call 06/15/2024	906,028
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,413,360
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	2,016,396
		38,045,690
	NEW MEXICO — 0.2%
795,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 04/3/2020[2]	795,970
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	868,174

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW MEXICO (Continued)
$1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	$1,085,321
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[4]	1,088,908
		3,838,373
	NEW YORK — 3.4%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	477,675
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,324,240
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,531,280
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,127,620
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,544,680
225,000	Monroe County Industrial Development Corp., 5.00%, 01/1/2040, Call 01/1/2026	254,691
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	745,882
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 04/3/2020	1,517,475
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 04/3/2020	1,009,310
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,571,380
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2040, Call 11/1/2029	1,207,570
1,000,000	4.00%, 11/1/2042, Call 05/1/2029	1,191,770
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,913,070

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$5,000,000	5.00%, 06/15/2047, Call 12/15/2022	$5,542,700
910,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	994,202
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,446,010
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,297,420
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,126,730
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,802,955
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,177,370
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,358,420
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,178,010
1,000,000	5.00%, 05/1/2048, Call 11/1/2023[1]	1,147,110
1,000,000	4.00%, 07/1/2050, Call 07/1/2030	1,183,940
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[2]	1,158,810
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,164,920
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	274,802
500,000	5.00%, 07/1/2045, Call 07/1/2025	580,830
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	612,408
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,292,960
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,459,625
265,000	6.00%, 12/1/2042, Call 12/1/2020	275,062
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,802,160
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,016,744
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	868,125

42

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	$336,818
		55,514,774
	NORTH CAROLINA — 0.1%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,193,720

	NORTH DAKOTA — 0.2%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,046,200
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,319,140
		3,365,340
	OHIO — 1.4%
	Buckeye Tobacco Settlement Financing Authority
990,000	4.00%, 06/1/2048, Call 06/1/2030	1,135,946
2,500,000	5.00%, 6/1/2055, Call 6/1/2030	2,827,200
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,031,980
830,000	City of Akron, 5.00%, 12/1/2026	980,131
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	430,952
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	819,546
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	505,085
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,032,760
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	542,745
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,863,663
1,000,000	Ohio Air Quality Development Authority, 0.00%, 12/1/2023*1 6	950,000
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,362,910
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,881,570

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	$1,098,060
2,395,000	State of Ohio, 4.00%, 01/15/2039, Call 01/15/2030	2,843,248
		22,305,796
	OKLAHOMA — 0.4%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,099,903
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,224,170
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,213,431
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,233,700
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,271,220
		7,042,424
	OREGON — 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,163,930
765,000	5.00%, 10/1/2046, Call 10/1/2026	895,341
1,000,000	Port of Portland Airport Revenue, 5.00%, 07/1/2044, Call 07/1/2029[2]	1,257,660
		3,316,931
	PENNSYLVANIA — 2.5%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	352,638
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	101,977
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	538,825
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	112,105
280,000	5.38%, 10/15/2042, Call 10/15/2022	293,793
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,224,067

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Commonwealth Financing Authority
$1,825,000	5.00%, 06/1/2034, Call 06/1/2028	$2,296,470
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,254,350
2,160,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,586,989
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	449,335
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,290,120
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	311,613
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,092,170
2,000,000	Manheim Township School District, 1.55% (1-Month USD Libor+ 42 basis points), 11/1/2021[3]	2,005,080
	Montgomery County Higher Education & Health Authority
365,000	4.00%, 09/1/2036, Call 09/1/2029	432,332
650,000	5.00%, 09/1/2037, Call 09/1/2028	823,712
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,187,120
400,000	5.00%, 11/15/2029, Call 05/15/2022	431,612
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	294,962
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,760,160
250,000	Pennsylvania Economic Development Financing Authority, 6.40%, 12/1/2038, Call 09/1/2025	292,958
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,281,980
600,000	5.80%, 07/1/2030, Call 07/1/2020	609,852
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,182,110
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,478,300
500,000	5.00%, 12/1/2041, Call 06/1/2026	603,560

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$2,000,000	5.00%, 12/1/2043, Call 12/1/2028	$2,486,640
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,231,180
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	982,501
500,000	8.00%, 01/1/2033, Call 01/1/2023	553,780
500,000	6.88%, 06/15/2033, Call 06/15/2023	559,625
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,055,140
440,000	Quakertown General Authority, 4.00%, 07/1/2022	443,837
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,201,510
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,074,720
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,547,740
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,317,934
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	329,409
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	608,970
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	557,480
		40,238,656
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,811,684
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,176,950
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,061,830
		4,050,464
	SOUTH CAROLINA — 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,121,220

44

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	$2,370,520
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,777,825
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	503,630
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,230,250
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,076,610
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,497,460
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	849,793
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,212,336
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,671,280
		17,310,924
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	678,138
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,434,588
		2,112,726
	TENNESSEE — 0.8%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	578,455
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,394,326
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	509,235
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,153,240
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[4]	361,525
45,000	6.00%, 05/1/2034, Call 11/1/2024[4]	45,105

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
$1,500,000	Metropolitan Nashville Airport Authority, 5.00%, 07/1/2044, Call 07/1/2030[2]	$1,930,380
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,235,047
1,000,000	5.63%, 09/1/2026	1,245,540
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,089,990
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,721,175
		12,264,018
	TEXAS — 6.2%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	91,448
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	384,672
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	524,105
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,486,440
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,450,100
3,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2048, Call 11/15/2029[2]	3,785,610
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,222,720
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,853,295
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	284,188
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,164,440
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	862,027
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	531,370
1,450,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,546,120
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	945,517
	Clifton Higher Education Finance Corp.

45

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$500,000	5.00%, 08/15/2042, Call 08/15/2022	$538,525
100,000	4.40%, 12/1/2047, Call 12/1/2022	104,115
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,606,155
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,542,950
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,185,910
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,126,830
315,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	370,475
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,294,529
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,803,520
	Harris County Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 11/15/2022	1,107,700
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,612,510
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,393,516
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	493,245
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	543,095
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	606,774
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,018,190
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,318,803
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	449,235
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,683,780
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,592,194
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	876,123

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	$1,232,112
860,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 03/24/2020[1]	861,711
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,286,970
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021*[6]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,062,460
290,000	5.50%, 08/1/2027	367,068
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,077,425
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	1,015,760
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,452,480
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	3,031,650
4,295,000	5.00%, 04/1/2042, Call 04/1/2022	4,672,488
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,101,730
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,214,500
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,727,957
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	675,346
145,000	6.25%, 12/15/2026	172,643
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	552,035
500,000	5.00%, 12/15/2031, Call 12/15/2022	549,875

46

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Texas Private Activity Bond Surface Transportation Corp.
$1,000,000	7.50%, 06/30/2032, Call 06/30/2020	$1,021,590
500,000	4.00%, 12/31/2039, Call 12/31/2029	596,755
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,370,246
1,000,000	5.00%, 12/31/2045, Call 12/31/2025[2]	1,167,740
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,771,320
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	526,972
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,774,185
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,883,064
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,357,600
	Town of Westlake
375,000	5.50%, 09/1/2025	387,330
200,000	6.13%, 09/1/2035, Call 09/1/2025	211,776
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,404,648
		100,590,162
	UTAH — 0.7%
	County of Utah
200,000	5.00%, 05/15/2036, Call 05/15/2028	256,986
3,000,000	5.00%, 05/15/2043, Call 05/15/2021	3,130,230
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,478,028
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,255,280
	Utah Charter School Finance Authority
180,000	3.63%, 06/15/2021[4]	180,769
1,200,000	4.50%, 07/15/2027[4]	1,282,740
500,000	5.25%, 06/15/2037, Call 06/15/2027[4]	540,760
4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	4,021,800
		12,146,593

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VERMONT — 0.1%
$500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	$521,875
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,520,148
		2,042,023
	VIRGINIA — 1.1%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* 6	429,000
	Chesapeake Bay Bridge & Tunnel District
2,000,000	5.00%, 11/1/2023	2,293,720
1,000,000	5.00%, 07/1/2046, Call 07/1/2026	1,192,580
1,425,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/20202 4	1,429,304
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,586,840
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,281,240
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,067
245,000	5.00%, 07/1/2038, Call 07/1/2020	248,342
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,301,450
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,923,125
	Virginia Small Business Financing Authority
500,000	6.00%, 01/1/2037, Call 07/1/2022[2]	552,360
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	141,411
1,000,000	5.00%, 12/31/2049, Call 06/30/2027[2]	1,192,170
2,250,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,677,343
		18,253,952

47

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON — 2.5%
$2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	$2,389,960
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,773,275
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,752,435
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,598,340
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	764,686
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,063,420
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,644,444
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,555,905
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,812,283
155,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	194,920
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,266,080
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,828,936
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,220,430
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,100,483
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,198,872
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,923,300
220,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 03/19/2020	220,240
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	244,568
500,000	5.00%, 08/15/2036, Call 08/15/2027	604,910
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,265,000
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,087,249
500,000	5.00%, 08/1/2038, Call 08/1/2029	631,210
2,500,000	2.18% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,523,900

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	Washington State Convention Center Public Facilities District
$1,000,000	5.00%, 07/1/2043, Call 07/1/2028	$1,254,670
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,545,575
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,215,200
		40,680,291
	WEST VIRGINIA — 0.1%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,137,920
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,282,280
		2,420,200
	WISCONSIN — 1.0%
	Public Finance Authority
775,000	5.00%, 07/1/2022[2]	806,860
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,082,480
500,000	5.75%, 02/1/2035, Call 02/1/2025	533,820
880,000	5.00%, 06/15/2037, Call 06/15/2024[4]	933,830
535,000	5.00%, 07/1/2037, Call 07/1/2024	593,427
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,221,640
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	537,860
500,000	5.75%, 04/1/2042, Call 04/1/2022	538,070
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,070,030
165,000	6.00%, 07/15/2042, Call 07/15/2022	177,870
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	500,494
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,067,820
194,116	3.75%, 07/1/2051, Call 03/15/20281 4	176,661
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[4]	264
7,085	0.00%, 01/1/2047[4]	255
7,034	0.00%, 01/1/2048[4]	255
6,984	0.00%, 01/1/2049[4]	253
6,882	0.00%, 01/1/2050[4]	244
7,540	0.00%, 01/1/2051[4]	267
7,490	0.00%, 01/1/2052[4]	260
7,388	0.00%, 01/1/2053[4]	257

48

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,338	0.00%, 01/1/2054[4]	$253
7,237	0.00%, 01/1/2055[4]	248
7,135	0.00%, 01/1/2056[4]	246
7,085	0.00%, 01/1/2057[4]	241
6,984	0.00%, 01/1/2058[4]	237
6,933	0.00%, 01/1/2059[4]	235
6,882	0.00%, 01/1/2060[4]	230
6,781	0.00%, 01/1/2061[4]	224
6,730	0.00%, 01/1/2062[4]	221
6,629	0.00%, 01/1/2063[4]	217
6,579	0.00%, 01/1/2064[4]	215
6,528	0.00%, 01/1/2065[4]	210
6,427	0.00%, 01/1/2066[4]	200
83,706	0.00%, 01/1/2067[4]	2,459
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,546,090
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,246,190
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,704,910
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	408,296
		16,153,839
	TOTAL MUNICIPAL BONDS
	(Cost 932,629,589)	1,013,802,734

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	105,655
53,753	BlackRock MuniVest Fund, Inc.	496,678
31,817	BlackRock MuniYield Quality Fund, Inc.	491,255
72,299	BNY Mellon Municipal Income, Inc.	645,630
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,013,076
30,359	BNY Mellon Strategic Municipals, Inc.	258,355
23,539	DTF Tax-Free Income, Inc.	357,793
87,593	DWS Municipal Income Trust	1,023,962

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
17,462	Invesco Advantage Municipal Income Trust II	$195,749
17,008	Invesco Municipal Opportunity Trust	213,450
23,118	Invesco Municipal Trust	291,518
11,819	Invesco Trust for Investment Grade Municipals	153,056
8,572	Neuberger Berman Municipal Fund, Inc.	134,495
37,184	Pioneer Municipal High Income Advantage Trust	414,230
123,034	Pioneer Municipal High Income Trust	1,481,329
108,960	Western Asset Managed Municipals Fund, Inc.	1,454,616
8,866	Western Asset Municipal Partners Fund, Inc.	135,118

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost 9,138,880)	8,865,965

	OPEN-END MUTUAL FUND — 19.2%
21,096,430	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	312,227,167

	TOTAL OPEN-END MUTUAL FUND
	(Cost 298,844,862)	312,227,167

	PRIVATE FUNDS — 12.9%
	MacKay Municipal Credit Opportunities Fund, LP*	38,828,959
	MacKay Municipal Opportunities Fund, LP*	170,840,800

	TOTAL PRIVATE FUNDS
	(Cost 175,000,000)	209,669,759

	SHORT-TERM INVESTMENT — 4.7%
76,582,230	JPMorgan Prime Money Market Fund - Institutional Shares, 1.62%[7]	76,620,521

	TOTAL SHORT-TERM INVESTMENT
	(Cost 76,608,866)	76,620,521

49

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020

Number of Shares		Value
	TOTAL INVESTMENTS — 99.7%
	(Cost 1,492,222,197)	$1,621,186,146
	Other assets less liabilities — 0.3%	5,274,519

	TOTAL NET ASSETS — 100.0%	$1,626,460,665

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	Floating rate security.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Rounds to less than 0.05%.

[6]	Security is in default.

[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

50

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2020

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 56.8%
	ALTERNATIVE DIVERSIFIERS — 4.1%
2,736,033	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$28,755,707
855,877	GMO SGM Major Markets Fund - Class VI	26,634,882
		55,390,589
	CORE/ALTERNATIVE DIVERSIFIERS — 52.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	374,848,894
2,129,116	GMO Global Asset Allocation Fund - Class III	67,067,142
14,407,652	JPMorgan Global Allocation Fund - Class R6	266,253,419
		708,169,455
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 768,258,350)	763,560,044

	EXCHANGE-TRADED FUNDS — 6.4%
	CORE DIVERSIFIERS — 3.3%
267,030	iShares Core Aggressive Allocation ETF	14,379,565
325,211	iShares Core Growth Allocation ETF	14,862,143
388,784	iShares Core Moderate Allocation ETF	15,251,996
		44,493,704
	REAL ASSET — 3.1%
2,762,227	iShares Gold Trust*	41,626,761

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 84,344,852)	86,120,465

	PRIVATE FUNDS — 22.9%
	ALTERNATIVE DIVERSIFIERS — 10.6%
	Elliott Associates, LP - Class C*	3,465,622
	Millennium International, Ltd. - Class GG*	25,305,690
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	113,616,481
		142,387,793

Number of Shares		Value
	PRIVATE FUNDS (Continued)
	CORE DIVERSIFIERS — 12.3%
	All Weather Portfolio Limited*	$139,514,942
	D. E. Shaw Orienteer International Fund, LP*	25,025,752
		164,540,694
	TOTAL PRIVATE FUNDS
	(Cost 282,778,124)	306,928,487

	SHORT-TERM INVESTMENT — 14.1%
189,769,570	JPMorgan Prime Money Market Fund - Institutional Shares, 1.62%[2]	189,864,455

	TOTAL SHORT-TERM INVESTMENT
	(Cost 189,809,128)	189,864,455

	TOTAL INVESTMENTS — 100.2%
	(Cost 1,325,190,454)	1,346,473,451
	Liabilities in excess of other assets — (0.2)%	(2,394,908)

	TOTAL NET ASSETS — 100.0%	$1,344,078,543

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

51

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2020

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 95.3%
	CORE — 90.5%
6,162,781	DoubleLine Total Return Bond Fund - I Class	$67,297,569
8,348,085	MetWest Total Return Bond Fund - Plan Class[1]	88,656,663
3,582,659	PIMCO Income Fund - Institutional Class	42,884,424
6,407,983	Vanguard Total Bond Market Index Fund - Institutional Class	73,243,251
		272,081,907
	OPPORTUNISTIC — 4.8%
261,055	GMO Emerging Country Debt Fund - Class IV	7,137,238
1,234,221	Vanguard High-Yield Corporate Fund - Admiral Shares	7,244,877
		14,382,115
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 272,964,543)	286,464,022

	SHORT-TERM INVESTMENT — 4.2%
12,495,767	JPMorgan Prime Money Market Fund - Institutional Shares, 1.62%[2]	12,502,015

	TOTAL SHORT-TERM INVESTMENT
	(Cost 12,498,955)	12,502,015

	TOTAL INVESTMENTS — 99.5%
	(Cost 285,463,498)	298,966,037
	Other assets less liabilities — 0.5%	1,431,527

	TOTAL NET ASSETS — 100.0%	$300,397,564

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

52

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of February 29, 2020

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
ASSETS:
Investments, at value (cost $1,164,699,422, $1,492,222,197, $1,325,190,454 and $285,463,498, respectively)	$1,247,718,553		$1,621,186,146	$1,346,473,451	$298,966,037
Cash	1,763,267		1,562,969	—	—
Foreign currency, at value (cost $107,563, $0, $0 and $0, respectively)	106,158		—	—	—
Receivables:
Fund shares sold	1,175,716		603,970	694,733	1,628,580
Dividends and interest	1,114,478		11,474,371	243,057	12,679
Other prepaid expenses	14,706		10,454	20,548	10,152
Total assets	1,251,892,878		1,634,837,910	1,347,431,789	300,617,448

LIABILITIES:
Payables:
Investments purchased	—		7,671,248	—	—
Securities lending collateral	104,421,628		—	—	—
Fund shares redeemed	14,244		200,030	3,084,806	108,822
Due to Adviser	153,596		266,290	108,984	18,639
Accrued fund accounting fees	56,602		74,964	49,431	12,391
Accrued administrative servicing fees	38,579		37,673	10,779	6,988
Accrued fund administration fees	23,730		30,759	26,573	5,643
Accrued Trustees’ fees	11,719		11,719	11,719	11,719
Accrued custody fees	8,345		5,195	2,391	841
Accrued transfer agent fees and expenses	6,204		6,115	6,252	6,090
Accrued Chief Compliance Officer fees	1,250		1,250	1,250	1,250
Accrued other expenses	108,250		72,002	51,061	47,501
Total liabilities	104,844,147		8,377,245	3,353,246	219,884

NET ASSETS	$1,147,048,731		$1,626,460,665	$1,344,078,543	$300,397,564

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$1,054,345,170		$1,517,249,034	$1,356,493,892	$285,401,070
Total distributable earnings (losses)	92,703,561		109,211,631	(12,415,349)	14,996,494
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,147,048,731		$1,626,460,665	$1,344,078,543	$300,397,564

SHARES ISSUED AND OUTSTANDING	91,164,471	^	152,293,576	131,448,564	28,518,248
NET ASSET VALUE PER SHARE	$12.58	^	$10.68	$10.23	$10.53

^	Advisor Shares

See accompanying Notes to Financial Statements.

53

ASPIRIANT TRUST

Statements of Operations

For the Year Ended February 29, 2020

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $502,388, $0, $0 and $0, respectively)	$22,793,346	$8,556,148	$27,004,264	$8,970,113
Interest	2,868,059	34,990,350	3,751,707	208,152
Securities lending income	191,187	—	—	—
Total investment income	25,852,592	43,546,498	30,755,971	9,178,265

EXPENSES:
Advisory fees	2,868,418	4,101,281	1,329,560	637,920
Administrative services fees	1,195,181	1,519,001	1,329,560	255,169
Fund accounting fees	321,404	446,858	291,199	70,773
Fund administration fees	288,131	366,169	320,526	61,208
Audit fees	69,045	55,628	33,653	35,349
Custody fees	57,255	30,824	16,870	4,831
Registration fees	55,160	68,168	85,531	74,024
Trustees’ fees and expenses	45,000	45,000	51,000	45,000
Transfer agent fees and expenses	37,622	36,165	37,563	36,102
Legal fees	29,898	30,858	51,551	30,561
Chief Compliance Officer fees	15,000	15,000	15,000	15,000
Insurance fees	13,006	13,006	13,006	13,006
Regulatory services	11,400	13,300	10,300	10,300
Shareholder reporting fees	11,371	9,647	11,634	9,133
Other expenses	62,842	10,659	10,530	7,296
Total expenses	5,080,733	6,761,564	3,607,483	1,305,672
Less: Advisory fees waived	(956,092)	(911,393)	—	(433,786)
Less: Administrative services fees waived	(636,568)	(1,063,307)	(1,196,606)	(178,619)
Net expenses	3,488,073	4,786,864	2,410,877	693,267
Net investment income	22,364,519	38,759,634	28,345,094	8,484,998

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,166,274	1,976,907	638,139	(90,334)
Foreign currency translations	(173,702)	—	—	—
Capital gain distributions	16,178,798	1,776	108,652	675,397
Total net realized gain	17,171,370	1,978,683	746,791	585,063
Net change in unrealized appreciation (depreciation) on:
Investments	(23,936,135)	101,146,423	18,394,502	13,266,656
Foreign currency translations	5,031	—	—	—
Total net change in unrealized appreciation (depreciation)	(23,931,104)	101,146,423	18,394,502	13,266,656
Net realized and unrealized gain (loss)	(6,759,734)	103,125,106	19,141,293	13,851,719
Net Increase in Net Assets from Operations	$15,604,785	$141,884,740	$47,486,387	$22,336,717

See accompanying Notes to Financial Statements.

54

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$22,364,519	$20,709,124	$38,759,634	$38,877,416
Net realized gain (loss) on investments and foreign currency	17,171,370	27,803,792	1,978,683	(3,230,963)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(23,931,104)	(19,980,835)	101,146,423	13,304,826
Change in net assets resulting from operations	15,604,785	28,532,081	141,884,740	48,951,279

DISTRIBUTIONS TO SHAREHOLDERS^:
Change in net assets resulting from distributions to shareholders	(57,177,625)	(47,741,084)	(52,274,438)	(42,322,343)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	159,635,340	252,721,636	231,232,483	398,761,895
Shares issued for reinvestment of distributions	53,944,736	45,836,890	50,453,475	40,734,369
Shares redeemed	(161,327,911)	(182,829,069)	(174,014,067)	(267,783,284)
Change in net assets resulting from capital stock transactions	52,252,165	115,729,457	107,671,891	171,712,980

Change in net assets	$10,679,325	$96,520,454	$197,282,193	$178,341,916

NET ASSETS:
Beginning of year	1,136,369,406	1,039,848,952	1,429,178,472	1,250,836,556
End of year	$1,147,048,731	$1,136,369,406	$1,626,460,665	$1,429,178,472

TRANSACTIONS IN SHARES^:
Shares sold	11,874,459	19,397,633	22,306,523	39,875,359
Shares issued for reinvestment of distributions	3,981,161	3,781,922	4,895,860	4,086,565
Shares redeemed	(11,984,824)	(14,229,075)	(16,831,913)	(26,801,410)
Change in shares outstanding	3,870,796	8,950,480	10,370,470	17,160,514

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

55

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Taxable Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Period Ended February 28, 2019*
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$28,345,094	$22,743,121	$8,484,998	$4,009,426
Net realized gain (loss) on investments	746,791	(8,572,861)	585,063	1,340
Net change in unrealized appreciation (depreciation) on investments	18,394,502	(37,122,319)	13,266,656	235,883
Change in net assets resulting from operations	47,486,387	(22,952,059)	22,336,717	4,246,649

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(51,465,241)	(42,680,454)	(8,508,325)	(3,127,613)

CAPITAL SHARE TRANSACTIONS:
Shares sold	216,182,315	487,945,866	102,476,725	232,378,791
Shares issued for reinvestment of distributions	48,896,956	40,797,764	7,935,700	2,991,318
Shares redeemed	(156,807,757)	(347,156,797)	(30,199,687)	(30,132,711)
Change in net assets resulting from capital stock transactions	108,271,514	181,586,833	80,212,738	205,237,398

Change in net assets	$104,292,660	$115,954,320	$94,041,130	$206,356,434

NET ASSETS:
Beginning of period	1,239,785,883	1,123,831,563	206,356,434	—
End of period	$1,344,078,543	$1,239,785,883	$300,397,564	$206,356,434

TRANSACTIONS IN SHARES:
Shares sold	20,620,368	47,008,593	10,013,387	23,412,185
Shares issued for reinvestment of distributions	4,652,422	4,171,550	775,940	303,627
Shares redeemed	(14,948,800)	(33,930,883)	(2,937,482)	(3,049,409)
Change in shares outstanding	10,323,990	17,249,260	7,851,845	20,666,403

*	Commenced operations as of the close of business on March 29, 2018.

See accompanying Notes to Financial Statements.

56

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Financial Highlights - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each year.

	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 29, 2016
Net asset value, beginning of year	$13.02	$13.27	$11.77	$10.50	$11.53

Income from Investment Operations:
Net investment income	0.25	0.26	0.25	0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)	0.08	1.61	1.34	(0.99)
Total from investment operations	0.20	0.34	1.86	1.53	(0.84)

Less Distributions:
From net investment income	(0.30)	(0.26)	(0.29)	(0.20)	(0.00	)(1)
From net realized gain	(0.34)	(0.33)	(0.07)	(0.06)	(0.19)
Total distributions	(0.64)	(0.59)	(0.36)	(0.26)	(0.19)

Net asset value, end of year	$12.58	$13.02	$13.27	$11.77	$10.50

Total return	1.17%	2.83%	15.80%	14.63%	(7.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)	$1,147,049	$1,136,369	$1,039,849	$761,664	$381,654
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.42%	0.44%	0.44%	0.59%	1.05%
Expense waiver	(0.13)%	(0.14)%	(0.16)%	(0.08)%	(0.04)%
Total expenses after expense waiver	0.29%	0.30%	0.28%	0.51%	1.01%
Net investment income	1.87%	1.90%	2.05%	2.02%	1.40%
Portfolio turnover rate	28%	79%	38%	89%	83%

(1)	Rounds to less than 0.005.

See accompanying Notes to Financial Statements.

57

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.07	$10.03	$10.00		$10.23	$10.00

Income from Investment Operations:
Net investment income	0.27	0.30	0.28		0.28	0.20
Net realized and unrealized gain (loss) on investments	0.70	0.06	0.05		(0.22)	0.18
Total from investment operations	0.97	0.36	0.33		0.06	0.38

Less Distributions:
From net investment income	(0.36)	(0.32)	(0.30)		(0.28)	(0.15)
From net realized gain	—	—	(0.00	)(1)	(0.01)	—
Total distributions	(0.36)	(0.32)	(0.30)		(0.29)	(0.15)

Net asset value, end of period	$10.68	$10.07	$10.03		$10.00	$10.23

Total return	9.79%	3.71%	3.35%		0.60%	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,626,461	$1,429,178	$1,250,837		$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.45%	0.46%	0.46%		0.51%	0.61	%(3)
Expense waiver	(0.13)%	(0.12)%	(0.11)%		(0.07)%	(0.07	)%(3)
Total expenses after expense waiver	0.32%	0.34%	0.35%		0.44%	0.54	%(3)
Net investment income	2.55%	2.96%	2.80%		2.85%	3.32	%(3)
Portfolio turnover rate	24%	16%	28%		20%	0	%(1)(2)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

58

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017		Period Ended February 29, 2016*
Net asset value, beginning of period	$10.24	$10.82	$10.29	$9.77		$10.00

Income from Investment Operations:
Net investment income	0.22	0.21	0.15	0.11		0.00	(1)
Net realized and unrealized gain (loss) on investments	0.17	(0.39)	0.61	0.53		(0.23)
Total from investment operations	0.39	(0.18)	0.76	0.64		(0.23)

Less Distributions:
From net investment income	(0.40)	(0.22)	(0.16)	(0.12)		—
From net realized gain	—	(0.18)	(0.07)	(0.00	)(1)	—
Total distributions	(0.40)	(0.40)	(0.23)	(0.12)		—

Net asset value, end of period	$10.23	$10.24	$10.82	$10.29		$9.77

Total return	3.69%	(1.46)%	7.44%	6.54%		(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,344,079	$1,239,786	$1,123,832	$567,711		$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.27%	0.28%	0.30%	0.35%		0.78	%(3)
Expense waiver	(0.09)%	(0.09)%	(0.08)%	(0.07)%		(0.07	)%(3)
Total expenses after expense waiver	0.18%	0.19%	0.22%	0.28%		0.71	%(3)
Net investment income	2.13%	1.88%	1.63%	1.55%		(0.20	)%(3)
Portfolio turnover rate	10%	29%	37%	16%		0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

59

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 29, 2020	Period Ended February 28, 2019*
Net asset value, beginning of period	$9.99	$10.00

Income from Investment Operations:
Net investment income	0.33	0.26
Net realized and unrealized gain (loss) on investments	0.56	(0.05)
Total from investment operations	0.89	0.21

Less Distributions:
From net investment income	(0.35)	(0.22)
Total distributions	(0.35)	(0.22)

Net asset value, end of period	$10.53	$9.99

Total return	9.02%	2.16	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.51%	0.60	%(2)
Expense waiver	(0.24)%	(0.24	)%(2)
Total expenses after expense waiver	0.27%	0.36	%(2)
Net investment income	3.33%	3.46	%(2)
Portfolio turnover rate	4%	0	%(1)

*	Commenced operations as of the close of business on March 29, 2018.

(1)	Not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

60

ASPIRIANT TRUST

Notes to Financial Statements

February 29, 2020

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

61

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

1.	ORGANIZATION (Continued)

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust

62

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$2,311,312	$—	$—	$2,311,312
Austria	—	314,800	—	—	314,800
Belgium	—	2,266,479	—	—	2,266,479
Bermuda	5,789,883	1,319,429	—	—	7,109,312
Brazil	1,428,293	—	—	—	1,428,293
Canada	16,408,961	—	—	—	16,408,961
Chile	1,009,744	—	—	—	1,009,744
China	723,005	2,128,003	—	—	2,851,008
Colombia	63,528	—	—	—	63,528
Curacao	6,909	—	—	—	6,909
Denmark	2,058,267	3,025,075	—	—	5,083,342
Finland	—	156,830	—	—	156,830
France	84,197	3,873,574	—	—	3,957,771
Germany	169,398	2,640,109	—	—	2,809,507
Guernsey	4,503,045	—	—	—	4,503,045
Hong Kong	735,086	15,564,974	—	—	16,300,060
India	1,743,010	—	—	—	1,743,010
Indonesia	136,479	—	—	—	136,479
Ireland	2,144,090	—	—	—	2,144,090
Israel	5,184,210	1,921,948	—	—	7,106,158
Italy	—	2,367,979	—	—	2,367,979
Japan	2,305,803	34,854,738	—	—	37,160,541
Jersey	—	2,133,178	—	—	2,133,178
Netherlands	237,260	5,154,486	—	—	5,391,746
New Zealand	—	2,326,860	—	—	2,326,860
Norway	—	2,611,305	—	—	2,611,305
Philippines	274,949	—	—	—	274,949
Portugal	—	372,987	—	—	372,987
Singapore	521,705	2,238,064	—	—	2,759,769
South Korea	407,655	—	—	—	407,655
Spain	—	120,628	—	—	120,628
Sweden	—	1,466,767	—	—	1,466,767
Switzerland	3,607,917	12,897,545	—	—	16,505,462
Taiwan	7,880,711	—	—	—	7,880,711
Thailand	44,703	—	—	—	44,703

64

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
United Kingdom	$4,849,316	$11,868,152	$—	$—	$16,717,468
United States	169,775,233	—	—	—	169,775,233
Exchange-Traded Funds	294,329,766	—	—	—	294,329,766
Open-End Mutual Fund	234,872,233	—	—	—	234,872,233
Preferred Stock
Germany	—	1,592,226	—	—	1,592,226
Private Fund	—	—	—	140,578,072	140,578,072
Short-Term Investments	125,896,049	104,421,628	—	—	230,317,677
Total Investments	$887,191,405	$219,949,076	$—	$140,578,072	$1,247,718,553

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of February 29, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Fund – Long/Short Equity(a)	$140,578,072	N/A	Indefinite	Monthly	2	N/A
	$140,578,072	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of February 29, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	12.2%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

65

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$1,013,802,734	$—	$—	$1,013,802,734
Closed-End Mutual Funds	8,865,965	—	—	—	8,865,965
Open-End Mutual Fund	312,227,167	—	—	—	312,227,167
Private Funds	—	—	—	209,669,759	209,669,759
Short-Term Investment	76,620,521	—	—	—	76,620,521
Total Investments	$397,713,653	$1,013,802,734	$—	$209,669,759	$1,621,186,146

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of February 29, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$209,669,759	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$209,669,759	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of February 29, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	10.5%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$55,390,589	$—	$—	$—	$55,390,589
Core/Alternative Diversifiers	708,169,455	—	—	—	708,169,455
Exchange-Traded Funds:
Core Diversifiers	44,493,704	—	—	—	44,493,704
Real Asset	41,626,761	—	—	—	41,626,761
Private Funds:
Alternative Diversifier	—	—	—	142,387,793	142,387,793
Core Diversifiers	—	—	—	164,540,694	164,540,694
Short-Term Investment	189,864,455	—	—	—	189,864,455
Total Investments	$1,039,544,964	$—	$—	$306,928,487	$1,346,473,451

67

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of February 29, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$113,616,481	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	28,771,312	$31,651,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	164,540,694	N/A	Indefinite	Monthly	5-10 business days	N/A
	$306,928,487	$31,651,200

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of February 29, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.5%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.4%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$272,081,907	$—	$—	$272,081,907
Opportunistic	14,382,115	—	—	14,382,115
Short-Term Investment	12,502,015	—	—	12,502,015
Total Investments	$298,966,037	$—	$—	$298,966,037

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on February 29, 2020.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

For the year ended February 29, 2020, the Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at February 29, 2020. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of February 29, 2020:

Description	PAR	Value
Repurchase Agreement with Citigroup Global Markets, Inc., 1.59%, 03/2/2020*#	$40,424,725	$40,424,725
Repurchase Agreement with Bank of Nova Scotia, New York, 1.58%, 03/2/2020*#	20,000,000	20,000,000
Repurchase Agreement with Cantor Fitzgerald & Co., 1.61%, 03/2/2020*#	20,000,000	20,000,000
Repurchase Agreement with Nomura Securities, 1.58%, 03/2/2020*#	10,000,000	10,000,000
Repurchase Agreement with Bank of America Securities, Inc., 1.71%, 03/5/2020*#	8,000,000	8,000,000
Time Deposit with National Bank of Canada, 1.65%, 03/6/2020*	2,000,000	2,000,000
Domestic CD with Toronto Dominion Bank, New York, 1.60%, 03/24/2020*	1,000,000	1,003,851
Funding Agreement with United of Omaha Life Insurance, 2.04%, 03/30/2020*	1,000,000	1,000,000
Domestic CD with Bank of Nova Scotia, Houston, 1.99%, 07/10/2020*	1,000,000	999,393
Commercial Paper with Mont Blanc, 2.03%, 04/8/2020*	1,000,000	993,659
Total	$104,424,725	$104,421,628

*	The rate shown is the annualized 7-day yield as of February 29, 2020.

#	The repurchase agreements are collateralized by various fixed income U.S. Government Agency and U.S. Treasury Securities in the amount of $101,033,245.

As of February 29, 2020, the Equity Allocation Fund held Non-Cash Collateral in the amount of $6,860,212 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended February 29, 2020, the Equity Allocation Fund paid $81,918 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Municipal Bond Fund and Taxable Bond Fund intend to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to

71

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the year ended February 29, 2020, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2020. The advisory fee waiver is not subject to recoupment. During the year ended February 29, 2020, the Adviser waived $956,092 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. The Adviser voluntarily waived expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.05% of average daily net assets. Effective November 7, 2019, the Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the year ended February 29, 2020, the Adviser waived $636,568 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2020. The advisory fee waiver is not subject to recoupment. For the year ended February 29, 2020, the Adviser waived $911,393 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. Effective November 7, 2019, the waiver became contractual. The Adviser waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the year ended February 29, 2020, the Adviser waived $1,063,307 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. Effective November 7, 2019, the waiver became contractual. The Adviser waived expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the year ended February 29, 2020, the Adviser waived $1,196,606 under the Administration Agreement.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2020. The advisory fee waiver is not subject to recoupment. During the year ended February 29, 2020, the Adviser waived $433,786 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. Effective November 7, 2019, that waiver became contractual. The Adviser waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the year ended February 29, 2020, the Adviser waived $178,619 under the Administration Agreement.

(b)	Sub-Advisory Fees

Aperio Group, LLC and Acadian Asset Management LLC serve as the sub-advisers of the Equity Allocation Fund. Nuveen Asset Management, LLC and Wells Capital Management Inc. serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Effective October 1, 2019, each Trustee receives an annual retainer of $60,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. For the period July 1, 2018, through September 30, 2019, the annual retainer was $50,000. The Chair of the Audit Committee is paid an additional $7,500 per year. Effective January 1, 2020, each Trustee who is a member of the Valuation Committee is paid an additional $2,000 per year.

4.	INVESTMENT TRANSACTIONS

For the year ended February 29, 2020, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$346,918,495	$289,237,329	$—	$—
Municipal Bond Fund	105,656,138	184,380,914	310,556,303	161,304,352
Defensive Allocation Fund	202,268,875	118,200,514	—	—
Taxable Bond Fund	82,483,451	10,530,000	—	—

5.	FEDERAL TAX INFORMATION

At February 29, 2020, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,169,024,980	$1,516,848,774	$1,350,064,941	$285,463,750

Gross unrealized appreciation	$108,663,399	$106,115,593	$16,406,270	$13,745,268
Gross unrealized depreciation	(29,969,826)	(1,778,221)	(19,997,760)	(242,981)

Net unrealized appreciation/(depreciation) on investments	$78,693,573	$104,337,372	$(3,591,490)	$13,502,287

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

5.	FEDERAL TAX INFORMATION (Continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended February 29, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Equity Allocation Fund	$(1,075)	$1,075
Municipal Bond Fund	(341,587)	341,587
Defensive Allocation Fund	(719)	719
Taxable Bond Fund	—	—

As of February 29, 2020, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Undistributed ordinary income	$92,257	$670,482	$8,458,037	$1,370,837
Undistributed tax-exempt income	—	9,314,544	—	—
Undistributed long-term capital gains	13,983,609	—	—	123,370
Tax Accumulated earnings	14,075,866	9,985,026	8,458,037	1,494,207
Accumulated capital and other losses	(61,414)	(5,110,767)	(17,281,896)	—
Unrealized appreciation/(depreciation) on investments	78,693,573	104,337,372	(3,591,490)	13,502,287
Unrealized depreciation on foreign currency	(4,464)	—	—	—
Total distributable earnings/(losses)	$92,703,561	$109,211,631	$(12,415,349)	$14,996,494

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 29, 2020 and February 28, 2019, is as follows:

	2020	2019
Distributions paid from:
Ordinary income	$26,934,025	$21,560,225
Net long-term capital gains	30,243,600	26,180,859
Total taxable distributions	57,177,625	47,741,084
Total distributions paid	$57,177,625	$47,741,084

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 29, 2020 and February 28, 2019, is as follows:

	2020	2019
Tax-exempt dividends	$52,274,438	$42,322,343
Total distributions paid	$52,274,438	$42,322,343

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 29, 2020 and February 28, 2019, is as follows:

	2020	2019
Distributions paid from:
Ordinary income	$51,465,241	$24,858,733
Net long-term capital gains	—	17,821,721
Total taxable distributions	51,465,241	42,680,454
Total distributions paid	$51,465,241	$42,680,454

The tax character of the distributions paid by the Taxable Bond Fund during the years ended February 29, 2020 and February 28, 2019, is as follows:

	2020	2019*
Distributions paid from:
Ordinary income	$8,508,325	$3,127,613
Total taxable distributions	8,508,325	3,127,613
Total distributions paid	$8,508,325	$3,127,613

*	Commenced operations as of the close of business on March 29, 2018.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2020

5.	FEDERAL TAX INFORMATION (Continued)

As of February 29, 2020, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Municipal Bond Fund	$2,345,887	$2,764,880
Defensive Allocation Fund	10,108,081	7,173,815

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU No. 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The ASU No. 2017-08 had no impact on Equity Allocation Fund, Defensive Allocation Fund, or Taxable Bond Fund. The Municipal Bond Fund has adopted and applied ASU No. 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU No. 2017-08, as of March 1, 2019, the Municipal Bond Fund’s amortized cost basis of investments was reduced by $5,539,646 and unrealized appreciation of investments was increased by $5,539,646. The adoption of ASU No. 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the events listed below.

On September 26, 2019, the Board of Trustees of Aspiriant Trust has approved the proposed reorganization of Defensive Allocation Fund into a newly created closed-end fund also called Aspiriant Defensive Allocation Fund (the “Acquiring Fund”) that will operate as an interval fund. The purpose of the reorganization is to give shareholders the opportunity to pursue the same basic investment strategy while investing in a fund that can take increased advantage of less liquid investment opportunities such as hedge funds and private funds. Defensive Allocation Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes and is subject to certain conditions including approval by shareholders of the Fund. If approved by shareholders, the reorganization is expected to occur at the second half of 2020.

Effective March 1, 2020, the fiscal year end of the Funds has been changed from February 28 to March 31 as approved by the Board on November 7, 2019.

In early 2020, an outbreak of the novel strain of coronavirus (COVID-19) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

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ASPIRIANT TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Aspiriant Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Aspiriant Trust comprising the Aspiriant Risk-Managed Equity Allocation Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Taxable Bond Fund (collectively, the “Funds”), including the schedules of investments, as of February 29, 2020, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 29, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aspiriant Risk-Managed Equity Allocation Fund	For the year ended February 29, 2020	For each of the two years in the period ended February 29, 2020	For each of five years in the period ended February 29, 2020
Aspiriant Risk-Managed Municipal Bond Fund	For the year ended February 29, 2020	For each of the two years in the period ended February 29, 2020	For each of the four years in the period ended February 29, 2020 and the period from July 1, 2015 (commencement of operations) through February 29, 2016
Aspiriant Defensive Allocation Fund	For the year ended February 29, 2020	For each of the two years in the period ended February 29, 2020	For each of the four years in the period ended February 29, 2020 and the period from December 14, 2015 (commencement of operations) through February 29, 2016
Aspiriant Risk-Managed Taxable Bond Fund	For the year ended February 29, 2020	For the year ended February 29, 2020 and the period from March 29, 2018 (commencement of operations) through February 28, 2019	For the year ended February 29, 2020 and the period from March 29, 2018 (commencement of operations) through February 28, 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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ASPIRIANT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Milwaukee, WI
April 29, 2020

We have served as the auditor of one or more Aspiriant investment companies since 2012.

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ASPIRIANT TRUST

Other Information

February 29, 2020 (Unaudited)

QUALIFIED DIVIDEND INCOME

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund, and Taxable Bond Fund designate income dividends of 85.75%, 0%, 22.62% and 0%, respectively, as qualified dividend income paid during the year ended February 29, 2020.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

As of February 29, 2020, dividends paid by the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund, and Taxable Bond Fund which are not designated as capital gain distributions, should be multiplied by 41.02%, 0%, 3.64% and 0%, respectively, to arrive at the amount eligible for the corporate dividend received deduction.

LONG-TERM CAPITAL GAINS DESIGNATION

Pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Equity Allocation Fund hereby designates $30,243,600 as long-term capital gains distributed during the year ended February 29, 2020.

TAX-EXEMPT INCOME DESIGNATION

For Federal income tax purposes, the Municipal Bond Fund designates tax-exempt dividends of $52,274,438, or the amount determined to be necessary, for the period ended February 29, 2020.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STATEMENT REGARDING THE FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations timely. During the period covered by the report, the program supported the Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile, including during any periods of market volatility and net redemptions. In this regard, the program includes a number of elements that support the management or assessment of liquidity risk, including an assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect an assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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ASPIRIANT TRUST

Expense Examples

February 29, 2020 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Equity Allocation Fund	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2019 to February 29, 2020(1)
Actual	$ 1,000.00	$ 993.40	0.28%	$ 1.40
Hypothetical	$ 1,000.00	$ 1,023.59	0.28%	$ 1.43

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ASPIRIANT TRUST

EXPENSE EXAMPLES (Continued)

February 29, 2020 (Unaudited)

Municipal Bond Fund	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2019 to February 29, 2020(1)
Actual	$ 1,000.00	$ 1,033.50	0.31%	$ 1.58
Hypothetical	$ 1,000.00	$ 1,023.44	0.31%	$ 1.57

Defensive Allocation Fund	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2019 to February 29, 2020(1)
Actual	$ 1,000.00	$ 1,018.00	0.18%	$ 0.90
Hypothetical	$ 1,000.00	$ 1,024.11	0.18%	$ 0.91

Taxable Bond Fund	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2019 to February 29, 2020(1)
Actual	$ 1,000.00	$ 1,029.40	0.27%	$ 1.35
Hypothetical	$ 1,000.00	$ 1,023.67	0.27%	$ 1.34

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/366 (to reflect the half-year period).

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ASPIRIANT TRUST

Trustees and Officers

February 29, 2020 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. Le Roy Age 72	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	4	Member Board of Directors and Chairman of the Board, The Rockport Company, LLC (2017-2019)
Robert D. Taylor Age 58	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	4	None

Interested Trustee
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert M. Wagman* Age 68	Trustee/Chairman	Indefinite; since 2013	Retired (2015-present); Managing Director of Investment Management Services, Aspiriant, LLC (2013-2015)	4	None

*	Mr. Wagman is considered an interested person because he has had a material business or professional relationship with the Adviser within the past two years.

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

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ASPIRIANT TRUST

TRUSTEES AND OFFICERS (Continued)

February 29, 2020 (Unaudited)

Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Robert J. Francais Age 54	President	Indefinite; since 2013	Chief Executive Officer, Aspiriant, LLC (2010-present), Chief Operating Officer, Aspiriant, LLC (2008-2009)
John D. Allen Age 48	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present); Client Relationship Manager, Grantham, Mayo, Van Otterloo (2009-2014)
Michael H. Kossman Age 55	Vice President	Indefinite; since 2012	Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC
Douglas S. Hendrickson Age 50	Treasurer	Indefinite; since 2016

Chief Financial Officer, Aspiriant, LLC (2016 - present); Acting Chief Financial Officer, Cetera Financial Group (2016-2016); Group Chief Financial Officer, Investor Services Division, Charles Schwab (2013-2015); Head of Corporate Planning, Profitability Analysis and Management Reporting, Charles Schwab (2011-2013)

Benjamin D. Schmidt Age 43	Assistant Treasurer; Secretary, Chief Compliance Officer; Anti-Money Laundering Officer	Indefinite; since 2015	Director, Aspiriant, LLC (2015-present); AVP Fund Administration, UMB Fund Services, Inc. (2000-2015)

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ASPIRIANT TRUST

Privacy Policy

FACTS	WHAT DOES ASPIRIANT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Aspiriant Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Aspiriant Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For marketing purposes – to offer our products and services to you.	No	Do Not Share
For joint marketing with other financial companies.	No	Do Not Share
For our affiliates’ everyday business purposes – information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness.	No	Do Not Share
For our affiliates to market to you.	No	Do Not Share
For nonaffiliates to market to you.	No	Do Not Share

Questions?	Call 1.877.997.9971

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ASPIRIANT TRUST

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Aspiriant Funds

What we do
How does Aspiriant Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

With respect to online privacy, we employ certain internet and email specific practices to maintain the security of your online sessions, including but not limited to firewall barriers, encryption and authentication procedures.

How does Aspiriant Funds collect my personal information?

We collect you personal information, for example, when you:

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Aspiriant Funds has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Aspiriant Funds does not share with nonaffiliates so they can market to you.

● Nonaffiliates we share with can include: attorneys, accountants, custodians, brokers, service providers, banks and other financial advisors and institutions.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Aspiriant Funds does not jointly market.

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ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code.

Item 3. Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.” Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last two fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 28, 2019	$143,000
Fiscal year ended February 29, 2020	$147,000

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 28, 2019	None
Fiscal year ended February 29, 2020	$18,623

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 28, 2019	$31,250
Fiscal year ended February 29, 2020	$32,250

(d) All Other Fees.

Fiscal year ended February 28, 2019	None
Fiscal year ended February 29, 2020	None

The aggregate fees billed for the past two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 28, 2019	None
Fiscal year ended February 29, 2020	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

(b) Not applicable.

(c) 100%

(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	5/5/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	5/5/2020

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	5/5/2020